Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document period end date	Jun 30, 2012
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	299,673,007
Entity public float	$ 14,697,813
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net revenue:
Dialysis Care Revenue	$ 2,675,422	$ 2,361,563	$ 5,219,481	$ 4,646,879
Valuation Allowances and Reserves, Adjustments	70,303	56,429	137,162	108,966
Net Dialysis care revenue	2,605,119	2,305,134	5,082,319	4,537,913
Dialysis Products Revenue	822,854	832,489	1,594,409	1,583,561
Net revenue	3,427,973	3,137,623	6,676,728	6,121,474
Costs of revenue:
Dialysis Care Cost of Revenue	1,913,947	1,705,846	3,745,073	3,381,797
Dialysis Products Cost of Revenue	387,152	402,771	735,272	762,784
Cost of revenues	2,301,099	2,108,617	4,480,345	4,144,581
Gross profit	1,126,874	1,029,006	2,196,383	1,976,893
Operating expenses:
Selling, general and administrative	539,616	501,559	1,092,448	985,795
Research and development	26,938	26,783	55,460	52,932
Income from equity method investees	(3,858)	(8,880)	(9,355)	(16,462)
Gain on the sale of dialysis clinics	24,647		33,961
Operating income	588,825	509,544	1,091,791	954,628
Other (income) expense:
Interest income	(12,496)	(15,579)	(32,802)	(26,000)
Interest expense	116,691	90,183	235,877	172,169
Investment gain	12,915		139,600
Income before income taxes	497,545	434,940	1,028,316	808,459
Income tax expense	172,241	148,856	309,318	273,260
Net Income	325,304	286,084	718,998	535,199
Less: Net income attributable to noncontrolling interests	35,967	25,323	59,163	53,737
Net Income attributable to the Company	$ 289,337	$ 260,761	$ 659,835	$ 481,462
Basic income per Ordinary share	$ 0.95	$ 0.86	$ 2.17	$ 1.59
Fully diluted income per Ordinary share	$ 0.94	$ 0.86	$ 2.15	$ 1.58

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive Income
Net Income	$ 325,304	$ 286,084	$ 718,998	$ 535,199
(Loss) gain related to cash flow hedges	12,525	(1,855)	8,242	2,129
Actuarial gains (losses) on defined benefit pension plans	4,370	1,782	8,743	3,565
(Loss) gain related to foreign currency translation	(168,412)	47,405	(47,616)	166,358
Income tax (expense) benefit related to components of other comprehensive income	(4,977)	(4,696)	(23,958)	(8,847)
Other comprehensive income (loss), net of tax	(156,494)	42,636	(54,589)	163,205
Total comprehensive income	168,810	328,720	664,409	698,404
Comprehensive income attributable to Noncontrolling interests	35,212	26,080	59,249	54,762
Comprehensive income attributable to the Company	$ 133,598	$ 302,640	$ 605,160	$ 643,642

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 677,378	$ 457,292
Trade accounts receivable less allowance for doubtful accounts of $348,260 in 2012 and $299,751 in 2011	2,932,835	2,798,318
Accounts receivable from related parties	206,500	111,008
Inventories	1,033,346	967,496
Prepaid expenses and other current assets	942,903	1,035,366
Deferred tax asset, current	270,382	325,539
Total current assets	6,063,344	5,695,019
Property, plant and equipment, net	2,798,792	2,629,701
Intangible assets	729,287	686,652
Goodwill	11,164,974	9,186,650
Deferred tax asset, non-current	87,856	88,159
Equity Method Investments	603,616	692,025
Other assets	296,541	554,644
Total assets	21,744,410	19,532,850
Current liabilities:
Accounts payable	515,404	541,423
Accounts payable to related parties	188,083	111,226
Accrued expenses and other current liabilities	1,727,294	1,704,273
Short-term borrowings and other financial liabilities	102,980	98,801
Short-term borrowings from related parties	52,212	28,013
Current portion of long-term debt and capital lease obligations	3,085,803	1,589,776
Income tax payable, current	165,878	162,354
Deferred tax liability, current	32,842	26,745
Total current liabilities	5,870,496	4,262,611
Total long-term debt less current maturities	5,542,925	5,494,810
Other liabilities	258,032	236,628
Pension liabilities	294,412	290,493
Income tax payable, non-current	175,535	189,000
Deferred tax liability, non-current	589,851	587,800
Total liabilities	12,731,251	11,061,342
Noncontrolling interests subject to put provisions	540,980	410,491
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,970,050 issued and outstanding	4,458	4,452
Common stock, no par value, 1.00 Euro nominal value, 385,396,450 shares authorized, 300,684,487 issued and outstanding	372,317	371,649
Additional paid-in capital	3,354,192	3,362,633
Retained earnings	5,036,687	4,648,585
Accumulated other comprehensive (loss)	(540,442)	(485,767)
Total Company shareholders' equity	8,227,212	7,901,552
Noncontrolling interests not subject to put provisions	244,967	159,465
Total equity	8,472,179	8,061,017
Total liabilities and equity	$ 21,744,410	$ 19,532,850

Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Dec. 31, 2011 USD ($)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 316,384		$ 299,751
Preference shares, no par value (in Euros)		€ 1
Preferred stock authorized	7,066,522	7,066,522
Preferred stock issued	3,966,522	3,966,522
Preferred stock outstanding	3,966,522	3,966,522
Common stock no par value (in Euros)		€ 1
Common stock authorized	385,396,450	385,396,450
Common stock issued	300,254,024	300,254,024
Common stock outstanding	300,254,024	300,254,024

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating Activities:
Net Income	$ 718,998	$ 535,199
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	294,251	272,273
Change in deferred taxes, net	64,934	53,336
(Gain) loss on sale of investments	(33,978)	(115)
(Gain) loss on sale of fixed assets	1,004	(818)
Stock Option Compensation Expense	12,949	14,631
Cash outflow from hedging	(14,074)	(58,581)
Investment gain	139,600
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(12,498)	(263,509)
Inventories, net	(64,821)	(120,325)
Prepaid expenses, other current and non-current assets	114,903	(78,091)
Accounts receivable, related parties	(101,405)	(2,164)
Accounts payable, related parties	82,647	6,108
Accounts payable, accrued expenses and other current and non-current liabilities	17,328	155,153
Income tax payable	(47,012)	(26,534)
Dividend income from equity method investees	38,334
Net cash provided by (used in) operating activities	931,960	486,563
Investing Activities:
Purchases of property, plant and equipment	(277,423)	(238,384)
Proceeds from sale of property, plant and equipment	3,664	8,088
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,748,179)	(1,122,458)
Proceeds from divestitures	228,206
Net cash (used in) provided by investing activities	(1,793,732)	(1,352,754)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	57,332	69,252
Repayments of short-term borrowings and other financial liabilities	(67,162)	(99,760)
Proceeds from short-term borrowings from related parties	38,907	146,494
Repayments of short-term borrowings from related parties	(13,743)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $123,140 in 2011 and $31,239 in 2010)	2,028,913	1,660,189
Repayments of long-term debt and capital lease obligations	(555,746)	(211,568)
Redemption of Trust Preferred Securities		653,760
Increase (decrease) of accounts receivable securitization program	(82,500)	130,000
Proceeds from exercise of stock options	22,748	31,741
Payment of dividends [N]	(271,733)	(280,649)
Distributions to noncontrolling interests	(79,334)	(61,735)
Contributions from noncontrolling interests	11,763	12,290
Net cash (used in) provided by financing activities	1,089,445	742,494
Effect of exchange rate changes on cash and cash equivalents	(7,587)	50,080
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	220,086	(73,617)
Cash and cash equivalents at beginning of period	457,292	522,870
Cash and cash equivalents at end of period	$ 677,378	$ 449,253

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2010	$ 7,523,911	$ 4,440	$ 369,002	$ 3,339,781	$ 3,858,080	$ (194,045)	$ 7,377,258	$ 146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	88,546	12	2,647	85,887			88,546
Shares from exercise of options and related tax effects		8,523	1,885,921
Compensation expense related to stock options	29,071			29,071			29,071
Dividends paid	280,649				280,649		280,649	0
Purchase (sale) of noncontrolling interests	3,789			(5,873)			(5,873)	9,662
Cash contributions from noncontrolling interests	59,066							59,066
Changes in fair value of noncontrolling interests	(86,233)			(86,233)			(86,233)
Comprehensive income (loss)
Net Income	1,134,405				1,071,154		1,071,154	63,251
Other comprehensive income (loss) - net	(292,757)					(291,722)	(291,722)	(1,035)
Total comprehensive income	841,648						779,432	62,216
Shareholders equity at Dec. 31, 2011	8,061,017	4,452	371,649	3,362,633	4,648,585	(485,767)	7,901,552	159,465
Shares issued at Dec. 31, 2011		3,965,691	300,164,922
Proceeds from exercise of options and related tax effects	21,484	6	668	20,810			21,484
Shares from exercise of options and related tax effects		4,359	519,565
Compensation expense related to stock options	12,949			12,949			12,949
Dividends paid	271,733				271,733		271,733	0
Purchase (sale) of noncontrolling interests	89,917			(2,027)			(2,027)	91,944
Cash contributions from noncontrolling interests	38,417							38,417
Changes in fair value of noncontrolling interests	(40,173)			(40,173)			(40,173)
Comprehensive income (loss)
Net Income	691,549				659,835		659,835	31,714
Other comprehensive income (loss) - net	(54,414)					(54,675)	(54,675)	261
Total comprehensive income	637,135						605,160	31,975
Shareholders equity at Jun. 30, 2012	$ 8,472,179	$ 4,458	$ 372,317	$ 3,354,192	$ 5,036,687	$ (540,442)	$ 8,227,212	$ 244,967
Shares issued at Jun. 30, 2012		3,970,050	300,684,487

The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis services and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. In the United States, the Company also provides inpatient dialysis services and other services under contract to hospitals.

In this report, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at June 30, 2012 and for the three- and six-month periods ended June 30, 2012 and 2011 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2011 Annual Report on Form 20-F. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements as at and for the year ended December 31, 2011, contained in the Company's 2011 Annual Report on Form 20-F, except for the update noted below:

Certain items in the prior periods's comparative consolidated financial statements have been reclassified to conform to the current period's presentation. Revenues have been restated to reflect the retrospective adoption of Accounting Standards Update 2011-07, Health Care Entities. Specifically, bad debt expense in the amount of $56,429 and $108,966 was reclassified from selling general and administrative (“SG&A”) as a reduction of revenue for the three and six months ended June 30, 2011, respectively. In addition, freight expense in the amount of $36,492 and $71,167 was reclassified from SG&A to cost of revenue to harmonize the presentation for all business segments for the three and six months ended June 30, 2011, respectively.

The results of operations for the six-month period ended June 30, 2012 are not necessarily indicative of the results of operations for the year ending December 31, 2012.

Acquisition of Liberty Dialysis Holdings	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Acquisition of Liberty Dialysis Holdings [Text Block]

It is currently estimated that amortizable intangible assets acquired in this acquisition will have weighted average useful lives of 6-8 years.

Goodwill, in the amount of $1,967,135 was acquired as part of the Liberty Acquisition and is allocated to the North America Segment. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill arises principally due to the fair value placed on acquiring an established stream of future cash flows versus building a similar franchise. Of the goodwill recognized in this acquisition, approximately $436,000 is expected to be deductible for tax purposes and amortized over a 15 year period.

The noncontrolling interests acquired as part of the acquisition are stated at estimated fair value, subject to finalization of the acquisition accounting, based upon utilized implied multiples used in conjunction with the Liberty Acquisition, as well as the Company's overall experience and contractual multiples typical for such arrangements.

The results of Liberty Dialysis Holdings, Inc. have been included in the consolidated statement of income since February 29, 2012. Revenue and operating income of Liberty Dialysis Holdings, Inc. amount to $ 295,568 and $ 72,668 before taxes, respectively. This amount for operating income does not include synergies and the operating income of subsidiaries that supply products to the acquired entities nor does it exclude the effect of divested FMC-AG & Co. KGaA clinics.

The fair valuation of the Company's investment at the time of the Liberty Acquisition resulted in a non-taxable gain of approximately $139,600 and is presented in the separate line item “Investment Gain” in the Consolidated Statement of Income. The retirement of the loan receivable resulted in a benefit of $8,501 which was recognized in interest income.

Divestitures

In connection with the FTC consent order relating to the Liberty Acquisition, the Company was required to divest a total of 62 renal dialysis centers. For the six months ended June 30, 2012, 24 of the 61 clinics sold were FMC-AG & Co. KGaA clinics. The sale of these clinics resulted in a $33,490 gain, partially offset by the cost of the acquisition, $24,233 of which was recognized in the second quarter of 2012.

For the six months ended June 30, 2012, the income tax expense related to the sale of these clinics of approximately $21,900 has been recorded in the line item “Income tax expense,” resulting in a net gain of approximately $11,590.

Acquisition of Liberty Dialysis Holdings- Pro Forma	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Acquisition Of Liberty Dialysis Holding [TextBlock]

2. Acquisition of Liberty Dialysis Holdings

On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”). The Company accounted for this transaction as a business combination, subject to finalization of the acquisition accounting which will be finalized when certain information arranged to be obtained has been received. LD Holdings mainly provides dialysis services in the United States through the 263 clinics it owns (the “Acquired Clinics”). As the Company expressly discloses in the Form 20-F (see Item 4B, “Information on the Company – Business Overview – Our Strategy and Competitive Strengths,”) it is part of the Company's stated strategy to expand and complement its existing business through acquisitions. Generally, these acquisitions do not change the Company's business model and are easy to integrate without disruption to its existing business, requiring little or no realignment of its structures. The Liberty Acquisition is consistent in this regard as it involves the acquisition of dialysis clinics, a business in which the Company is already engaged and, therefore, merely supplements its existing business.

Total consideration for the Liberty Acquisition was $2,177,804, consisting of $1,681,418 cash, net of cash acquired and $496,386 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $201,915, is included as non-cash consideration. The estimated fair value has been determined based on the discounted cash flow method, utilizing an approximately 13% discount rate. In addition to the Company's investment, it also had a loan receivable from Renal Advantage Partners, LLC of $279,793, at a fair value of $282,784, which was retired as part of the transaction. Finally, $11,687 of assumed obligations from the acquisition is still outstanding and will be repaid during 2012 bringing the total non-cash consideration in the Liberty Acquisition to $496,386.

The following table summarizes the estimated fair values of assets acquired and liabilities assumed at the date of the acquisition. This preliminary acquisition accounting is based upon the best information available to management. The information is still preliminary due to difficulties in obtaining the required information as of June 30, 2012. Any adjustments to the acquisition accounting, net of related income tax effects, will be recorded with a corresponding adjustment to goodwill:

Assets held for sale	$153,360
Trade accounts receivable	156,380
Other current assets	44,637
Property, plant and equipment	174,400
Intangible assets and other assets	102,921
Goodwill	1,967,135
Accounts payable, accrued expenses and other current liabilities	(124,366)
Income tax payable and deferred taxes	(36,098)
Short-term borrowings and other financial liabilities and long-term debt and capital lease obligations	(69,065)
Other liabilities	(26,400)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)

Total acquisition cost	$2,177,804

Less, at fair value, non-cash contributions
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Obligations assumed in connection with acquisition	(11,687)
Total non-cash items	$(496,386)

Net Cash paid	$1,681,418

Pro Forma Financial Information

The following financial information, on a pro forma basis, reflects the consolidated results of operations as if the Liberty Acquisition and the divestitures described above had been consummated on January 1, 2011. The pro forma information includes adjustments primarily for elimination of the investment gain and the gain from the retirement of debt. The pro-forma financial information is not necessarily indicative of the results of operations as it would have been had the transactions been consummated on January 1, 2011.

	For the three months ended June 30,		For the six months ended June 30,
	2012	2011	2012	2011

Pro forma net revenue	$3,420,560	$3,295,786	$6,782,198	$6,428,592
Pro forma net income attributable to the shareholders FMC-AG & Co. KGaA	266,093	261,603	529,400	479,681
Pro forma income per ordinary share
Basic	$0.87	$0.86	$1.74	$1.59
Fully diluted	$0.87	$0.86	$1.73	$1.58

Patient Service Revenue	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Patient Service Revenue Text Block 1 [Text Block]

3. Sources of Revenue, Bad Debt Provision and Allowance for Doubtful Accounts

  Sources of Revenue

Below is a table showing the sources of our U.S. patient service revenue (net of contractual allowance and discounts) for the six months ended June 30, 2012 and 2011.

	For the six months ended June 30,
	2012	2011

Medicare ESRD program	$1,926,433	$1,805,775
Private/alternative payors	1,775,378	1,499,652
Medicaid and other government sources	194,154	111,674
Hospitals	201,709	192,844
Total patient service revenue	$4,097,674	$3,609,945

  Bad Debt Provision

  The Company's Dialysis Care revenues represent dialysis services rendered in the process of dialysis treatment. In the U.S, this revenue is recorded based upon contractual rates with third party payors during the period the health care services are provided. The Company estimates a provision for dialysis care doubtful accounts which is based upon the payment terms applicable to the related contractual agreements and historical payment patterns. The Company's major sources of revenues include third-party payors, including federal and state agencies (including Medicare and Medicaid programs), managed care health plans and commercial insurance companies.

  Based on historical collection experience, a significant portion of net Dialysis Care revenues related to patients without adequate insurance coverage, patient co-payments and deductibles for patients who have third party health care coverage are ultimately uncollectible. For this reason a provision for doubtful accounts related to the uninsured portion of patient accounts is recorded to adjust net Dialysis Care revenue and related accounts receivable to estimated net collectible amounts.

  Allowance for Doubtful Accounts

Accounts Receivables are reduced by an allowance for doubtful accounts to reduce the carrying value of such receivables to their estimated net realizable value. The sufficiency of the allowance for doubtful accounts is estimated based upon management's detailed periodic assessment of historical write-offs and recoveries by major payor groups, trends in federal, state and private employer health care coverage and other collection trends. A significant portion of the allowance for doubtful accounts relate to amounts due directly from patients without adequate insurance coverage, patient co-payment and deductible amounts from patients who have health care coverage. Although outcomes vary, the Company attempts to collect amounts due from all patients, including co-payments and deductibles due from patients with insurance. Account balances are written off and deducted from the allowance for doubtful accounts after all reasonable collection efforts have been performed. Additions to the allowance for doubtful accounts are made by means of the provision for doubtful accounts. The amount of the provision for doubtful accounts is based upon management's historical collection experience and expected net collections from net patient service revenue during the period.

Related Party Transactions	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

4. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA, is a German partnership limited by shares resulting from the change of legal form effective January 28, 2011, of Fresenius SE, a European Company (Societas Europaea), and which, prior to July 13, 2007, was called Fresenius AG, a German stock corporation. In these Consolidated Financial Statements, Fresenius SE refers to that company as a partnership limited by shares, effective on and after January 28, 2011, as well as both before and after the conversion of Fresenius AG from a stock corporation into a European Company. Fresenius SE owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). From November 16, 2011 until February 29, 2012, Fresenius SE purchased 3.5 million ordinary shares of FMC-AG & Co. KGaA. Fresenius SE, the Company's largest shareholder, owns approximately 31.4% of the Company's voting shares as of June 30, 2012.

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During the six-month periods ended June 30, 2012 and 2011, amounts charged by Fresenius SE to the Company under the terms of these agreements were $38,418 and $34,251, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $3,184 and $3,144 for services rendered to the Fresenius SE Companies during the first six months of 2012 and 2011 respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $12,660 and $12,910 during the six-month periods ended June 30, 2012 and 2011, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was $6,453 and $6,108, respectively, for its management services during the six-month periods ended June 30, 2012 and 2011.

b)       Products

For the first six months of 2012 and 2011, the Company sold products to the Fresenius SE Companies for $12,646 and $9,812 respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $24,488 and $25,989, respectively.

In addition to the purchases noted above, the Company currently purchases heparin supplied by APP Pharmaceuticals Inc. (“APP Inc.”), through an independent group purchasing organization (“GPO”). APP Inc. is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with APP Inc. and does not submit purchase orders directly to APP Inc. During the six-month periods ended June 30, 2012 and 2011, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately $8,565 and $12,869, respectively, of heparin from APP Inc. through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

As of June 30, 2012, the Company had borrowings outstanding with Fresenius SE of €26,100 ($32,860 as of June 30, 2012) at an interest rate of 1.632%, due and repaid on July 230id approximately $11,200PAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXXPAGEXXX, 2012.

As of June 30, 2012, the Company had loans of CNY 110,982 ($17,463 as of June 30, 2012) outstanding with a subsidiary of Fresenius SE at a weighted average interest rate of 6.15%, due on April 14, 2013 and May 23, 2014.

On August 19, 2009, the Company borrowed €1,500 ($1,889 as of June 30, 2012) from the General Partner at 1.335%. The loan repayment, originally due on August 19, 2010, was originally extended until August 19, 2011 and has been further extended until August 20, 2012 at an interest rate of 3.328%.

Inventories	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Inventories

5. Inventories

As of June 30, 2012 and December 31, 2011, inventories consisted of the following:

	June 30, 2012	December 31, 2011
Finished goods	$652,414	$610,569
Raw materials and purchased components	175,440	163,030
Health care supplies	131,687	133,769
Work in process	73,805	60,128
Inventories	$1,033,346	$967,496

Long-term Debt and Capital Lease Obligations	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

7. Long-term Debt and Capital Lease Obligations

As of June 30, 2012 and December 31, 2011, long-term debt and capital lease obligations consisted of the following:

	June 30, 2012	December 31, 2011

Amended 2006 Senior Credit Agreement	$2,668,137	$2,795,589
Senior Notes	4,663,343	2,883,009
Euro Notes	244,718	258,780
European Investment Bank Agreements	340,878	345,764
Accounts receivable facility	452,000	534,500
Capital lease obligations	15,984	17,993
Other	243,668	248,951
	8,628,728	7,084,586
Less current maturities	(3,085,803)	(1,589,776)
	$5,542,925	$5,494,810

Amended 2006 Senior Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2006 Senior Credit Agreement at June 30, 2012 and December 31, 2011:

	Maximum Amount Available		Balance Outstanding

	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011

Revolving Credit	$1,200,000	$1,200,000	$374,950	$58,970
Term Loan A	1,155,000	1,215,000	1,155,000	1,215,000
Term Loan B	1,138,187	1,521,619	1,138,187	1,521,619
	$3,493,187	$3,936,619	$2,668,137	$2,795,589

In addition, at June 30, 2012 and December 31, 2011, the Company had letters of credit outstanding in the amount of $160,984 and $180,766, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the revolving credit facility.

Senior Notes

Senior Notes Issued January 2012

Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

6. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of June 30, 2012 and December 31, 2011, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	June 30, 2012	December 31, 2011
Borrowings under lines of credit	$99,360	$91,899
Other financial liabilities	3,620	6,902
Short-term borrowings and other financial liabilities	102,980	98,801
Short-term borrowings from related parties (see Note 4.c.)	52,212	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$155,192	$126,814

Earnings Per Share	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

8. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three- and six-month periods ended June 30, 2012 and 2011:

	For the three months ended June 30,		For the six months ended June 30,

	2012	2011	2012	2011
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$289,337	$260,761	$659,835	$481,462
less:
Dividend preference on Preference shares	25	28	51	55
Income available to all classes of shares	$289,312	$260,733	$659,784	$481,407

Denominators:
Weighted average number of:
Ordinary shares outstanding	300,415,725	298,559,749	300,310,425	298,427,098
Preference shares outstanding	3,966,600	3,958,515	3,966,301	3,957,978
Total weighted average shares outstanding	304,382,325	302,518,264	304,276,726	302,385,076
Potentially dilutive Ordinary shares	2,405,628	2,336,573	2,372,829	2,095,345
Potentially dilutive Preference shares	18,019	21,174	18,145	20,432
Total weighted average Ordinary shares outstanding assuming dilution	302,821,353	300,896,322	302,683,254	300,522,443
Total weighted average Preference shares outstanding assuming dilution	3,984,619	3,979,689	3,984,446	3,978,410

Basic income per Ordinary share	$0.95	$0.86	$2.17	$1.59
Plus preference per Preference shares	0.01	0.01	0.01	0.02
Basic income per Preference share	$0.96	$0.87	$2.18	$1.61

Fully diluted income per Ordinary share	$0.94	$0.86	$2.15	$1.58
Plus preference per Preference shares	0.01	0.00	0.01	0.01
Fully diluted income per Preference share	$0.95	$0.86	$2.16	$1.59

Employee Benefit Plans	3 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

9. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH, a wholly-owned subsidiary of the Company and its principal North American subsidiary, contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three- and six-month periods ended June 30, 2012 and 2011.

	Three months ended June 30,		Six months ended June 30,

	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$2,645	$2,735	$5,337	$5,357
Interest cost	6,446	6,139	12,938	12,175
Expected return on plan assets	(3,825)	(4,275)	(7,650)	(8,550)
Amortization of unrealized losses	4,370	1,801	8,743	3,601
Net periodic benefit costs	$9,636	$6,400	$19,368	$12,583

Noncontrolling Interests Subject to Put Provisions	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

10. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of June 30, 2012 and December 31, 2011 the Company's potential obligations under these put options are $540,980 and $410,491, respectively, of which, at June 30, 2012, $149,815 were exercisable. One put option was exercised for a total consideration of $3,087 during the first six months of 2012.

Following is a roll forward of noncontrolling interests subject to put provisions for the six months ended June 30, 2012 and the year ended December 31, 2011:

	June 30, 2012	December 31, 2011

Beginning balance as of January 1, 2012 and 2011	$410,491	$279,709
Contributions to noncontrolling interests	(25,880)	(43,104)
Purchase/ sale of noncontrolling interests	85,113	37,786
Contributions from noncontrolling interests	3,809	7,222
Changes in fair value of noncontrolling interests	40,173	86,233
Net income	27,449	42,857
Other comprehensive income (loss)	(175)	(212)
Ending balance as of June 30, 2012 and December 31, 2011	$540,980	$410,491

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Legal Proceedings

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. Legal matters that the Company currently deems to be material are described below. For the matters described below in which the Company believes a loss is both reasonably possible and estimable, an estimate of the loss or range of loss exposure is provided. For the other matters described below, the Company believes that the loss probability is remote and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to predict accurately and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

The Company was originally formed as a result of a series of transactions it completed pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996, by and between W.R. Grace & Co. and Fresenius SE (the "Merger"). At the time of the Merger, a W.R. Grace & Co. subsidiary known as W.R. Grace & Co.-Conn. had, and continues to have, significant liabilities arising out of product-liability related litigation (including asbestos-related actions), pre-Merger tax claims and other claims unrelated to National Medical Care, Inc. (“NMC”), which was W.R. Grace & Co.'s dialysis business prior to the Merger. In connection with the Merger, W.R. Grace & Co.-Conn. agreed to indemnify the Company, FMCH, and NMC against all liabilities of W.R. Grace & Co., whether relating to events occurring before or after the Merger, other than liabilities arising from or relating to NMC's operations. W.R. Grace & Co. and certain of its subsidiaries filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code (the “Grace Chapter 11 Proceedings”) on April 2, 2001.

Prior to and after the commencement of the Grace Chapter 11 Proceedings, class action complaints were filed against W.R. Grace & Co. and FMCH by plaintiffs claiming to be creditors of W.R. Grace & Co.-Conn., and by the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate in the Grace Chapter 11 Proceedings, alleging, among other things that the Merger was a fraudulent conveyance, violated the uniform fraudulent transfer act and constituted a conspiracy. All such cases have been stayed and transferred to or are pending before the U.S. District Court as part of the Grace Chapter 11 Proceedings.

In 2003, the Company reached agreement with the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate and W.R. Grace & Co. in the matters pending in the Grace Chapter 11 Proceedings for the settlement of all fraudulent conveyance and tax claims against it and other claims related to the Company that arise out of the bankruptcy of W.R. Grace & Co. Under the terms of the settlement agreement as amended (the “Settlement Agreement”), fraudulent conveyance and other claims raised on behalf of asbestos claimants will be dismissed with prejudice and the Company will receive protection against existing and potential future W.R. Grace & Co. related claims, including fraudulent conveyance and asbestos claims, and indemnification against income tax claims related to the non-NMC members of the W.R. Grace & Co. consolidated tax group upon confirmation of a W.R. Grace & Co. bankruptcy reorganization plan that contains such provisions. Under the Settlement Agreement, the Company will pay a total of $115,000 without interest to the W.R. Grace & Co. bankruptcy estate, or as otherwise directed by the Court, upon plan confirmation. No admission of liability has been or will be made. The Settlement Agreement has been approved by the U.S. District Court. In January and February 2011, the U.S. Bankruptcy Court entered orders confirming the plan of reorganization and the confirmation orders were affirmed by the U.S. District Court on January 31, 2012. Multiple parties have appealed to the Third Circuit Court of Appeals and the plan of reorganization will not be implemented until the appeals are finally resolved.

Subsequent to the Merger, W.R. Grace & Co. was involved in a multi-step transaction involving Sealed Air Corporation (“Sealed Air,” formerly known as Grace Holding, Inc.). The Company is engaged in litigation with Sealed Air to confirm its entitlement to indemnification from Sealed Air for all losses and expenses incurred by the Company relating to pre-Merger tax liabilities and Merger-related claims. Under the Settlement Agreement, upon final confirmation of a plan of reorganization that satisfies the conditions of the Company's payment obligation, this litigation will be dismissed with prejudice.

On April 4, 2003, FMCH filed a suit in the U. S. District Court for the Northern District of California, styled Fresenius USA, Inc., et al., v. Baxter International Inc., et al., Case No. C 03-1431, seeking a declaratory judgment that FMCH does not infringe patents held by Baxter International Inc. and its subsidiaries and affiliates (“Baxter”), that the patents are invalid, and that Baxter is without right or authority to threaten or maintain suit against FMCH for alleged infringement of Baxter's patents. In general, the asserted patents concern the use of touch screen interfaces for hemodialysis machines. Baxter filed counterclaims against FMCH seeking more than $140,000 in monetary damages and injunctive relief, and alleging that FMCH willfully infringed on Baxter's patents. On July 17, 2006, the court entered judgment on a jury verdict in favor of FMCH finding all asserted claims of Baxter patents invalid as obvious and/or anticipated in light of prior art.

On February 13, 2007, the court granted Baxter's motion to set aside the jury's verdict in favor of FMCH and reinstated the patents and entered judgment of infringement. Following a trial on damages, the court entered judgment on November 6, 2007 in favor of Baxter on a jury award of $14,300. On April 4, 2008, the court denied Baxter's motion for a new trial, established a royalty payable to Baxter of 10% of the sales price for continuing sales of FMCH's 2008K hemodialysis machines and 7% of the sales price of related disposables, parts and service beginning November 7, 2007, and enjoined sales of the touchscreen-equipped 2008K machine effective January 1, 2009. The Company appealed the court's rulings to the United States Court of Appeals for the Federal Circuit (“Federal Circuit”). In October 2008, the Company completed design modifications to the 2008K machine that eliminate any incremental hemodialysis machine royalty payment exposure under the District Court order. On September 10, 2009, the Federal Circuit reversed the district court's decision and determined that the asserted claims in two of the three patents at issue are invalid. As to the third patent, the Federal Circuit affirmed the district court's decision; however, the Court also vacated the injunction and award of damages. These issues were remanded to the District Court for reconsideration in light of the invalidity ruling on most of the claims. As a result, FMCH is no longer required to fund the court-approved escrow account set up to hold the royalty payments ordered by the district court. Funds of $70,000 were contributed to the escrow fund. Upon remand, the district court reduced the post verdict damages award to $10,000 and $61,000 of the escrowed funds was returned to FMCH. In the parallel reexamination of the last surviving patent, the U.S. Patent and Trademark Office and the Board of Patent Appeals and Interferences ruled that the remaining Baxter patent is invalid. On May 17, 2012 the Federal Circuit affirmed the U.S Patent and Trademark Office's ruling and invalidated the final remaining Baxter patent. Baxter has requested a rehearing by the Federal Circuit.

Other Litigation and Potential Exposures

Renal Care Group, Inc. (“RCG”), which the Company acquired in 2006, is named as a nominal defendant in a complaint originally filed September 13, 2006 in the Chancery Court for the State of Tennessee Twentieth Judicial District at Nashville styled Indiana State District Council of Laborers and Hod Carriers Pension Fund v. Gary Brukardt et al. Following the trial court's dismissal of the complaint, plaintiff's appeal in part, and reversal in part by the appellate court, the cause of action purports to be a class action on behalf of former shareholders of RCG and seeks monetary damages only against the individual former directors of RCG. The individual defendants, however, may have claims for indemnification and reimbursement of expenses against the Company.

On July 17, 2007, resulting from an investigation begun in 2005, the United States Attorney filed a civil complaint in the United States District Court for the Eastern District of Missouri (St. Louis) against Renal Care Group, Inc., its subsidiary RCG Supply Company, and FMCH in its capacity as RCG's current corporate parent. The complaint seeks monetary damages and penalties with respect to issues arising out of the operation of RCG's Method II supply company through 2005, prior to FMCH's acquisition of RCG in 2006. The complaint is styled United States of America ex rel. Julie Williams et al. vs. Renal Care Group, Renal Care Group Supply Company and FMCH. On August 11, 2009, the Missouri District Court granted RCG's motion to transfer venue to the United States District Court for the Middle District of Tennessee (Nashville). On March 22, 2010, the Tennessee District Court entered judgment against defendants for approximately $23,000 in damages and interest under the unjust enrichment count of the complaint but denied all relief under the six False Claims Act counts of the complaint. On June 17, 2011, the District Court entered summary judgment against RCG for $82,643 on one of the False Claims Act counts of the complaint. On June 23, 2011, the Company appealed to the United States Court of Appeals for the Sixth Circuit. Although the Company cannot provide any assurance of the outcome, the Company believes that RCG's operation of its Method II supply company was in compliance with applicable law, that no relief is due to the United States, that the decisions made by the District Court on March 22, 2010 and June 17, 2011 will be reversed, and that its position in the litigation will ultimately be sustained.

On November 27, 2007, the United States District Court for the Western District of Texas (El Paso) unsealed and permitted service of two complaints previously filed under seal by a qui tam relator, a former FMCH local clinic employee. The first complaint alleged that a nephrologist unlawfully employed in his practice an assistant to perform patient care tasks that the assistant was not licensed to perform and that Medicare billings by the nephrologist and FMCH therefore violated the False Claims Act. The second complaint alleged that FMCH unlawfully retaliated against the relator by constructively discharging her from employment. The United States Attorney for the Western District of Texas declined to intervene and to prosecute on behalf of the United States. On March 30, 2010, the District Court issued final judgment in favor of the defendants on all counts based on a jury verdict rendered on February 25, 2010 and on rulings of law made by the Court during the trial. The plaintiff appealed from the District Court judgment. On July 30, 2012, the Court of Appeals affirmed the District Court's judgment in the Company's favor.

On February 15, 2011, a qui tam relator's complaint under the False Claims Act against FMCH was unsealed by order of the United States District Court for the District of Massachusetts and served by the relator. The United States has not intervened in the case United States ex rel. Chris Drennen v. Fresenius Medical Care Holdings, Inc., 2009 Civ. 10179 (D. Mass.). The relator's complaint, which was first filed under seal in February 2009, alleges that the Company seeks and receives reimbursement from government payors for serum ferritin and hepatitis B laboratory tests that are medically unnecessary or not properly ordered by a physician. FMCH has filed a motion to dismiss the complaint. On March 6, 2011, the United States Attorney for the District of Massachusetts issued a Civil Investigative Demand seeking the production of documents related to the same laboratory tests that are the subject of the relator's complaint. FMCH has cooperated fully in responding to the additional Civil Investigative Demand, and will vigorously contest the relator's complaint.

On June 29, 2011, FMCH received a subpoena from the United States Attorney for the Eastern District of New York (“E.D.N.Y.”). On December 6, 2011, a single Company facility in New York received a subpoena from the OIG that was substantially similar to the one issued by the U.S. Attorney for the E.D.N.Y. These subpoenas are part of a criminal and civil investigation into relationships between retail pharmacies and outpatient dialysis facilities in the State of New York and into the reimbursement under government payor programs in New York for medications provided to patients with ESRD. Among the issues encompassed by the investigation is whether retail pharmacies may have provided or received compensation from the New York Medicaid program for pharmaceutical products that should be provided by the dialysis facilities in exchange for the New York Medicaid payment to the dialysis facilities. The Company has cooperated in the investigation.

The Company has received communications alleging certain conduct that may violate the U.S. Foreign Corrupt Practices Act (“FCPA”) and other anti-bribery laws.   In response to the allegations, the Audit and Corporate Governance Committee of the Company's Supervisory Board is conducting an internal review with the assistance of counsel retained for such purpose.  The Company has voluntarily advised the U.S. Securities and Exchange Commission and the U.S. Department of Justice that allegations have been made and of the Company's internal review.  The Company is fully committed to FCPA compliance. It cannot predict the outcome of its review.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved our right to pursue claims in the United States Courts for refunds of all other disallowed deductions. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v. United States. The court has denied motions for summary judgment by both parties and the litigation is proceeding towards trial scheduled to begin August 6, 2012.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other healthcare providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. The Company must also comply with the laws of the United States, including the federal Anti-Kickback Statute, the federal False Claims Act, the federal Stark Law, and other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states. In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence “qui tam” or “whistle blower” actions. In May 2009, the scope of the False Claims Act was expanded and additional protections for whistle blowers and procedural provisions to aid whistle blowers' ability to proceed in a False Claims Act case were added. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, investigative demands, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of “whistle blower” actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States and other parts of the world. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company's policies or violate applicable law. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law, the False Claims Act and the Foreign Corrupt Practices Act, among other laws and comparable laws of other countries.

Physicians, hospitals and other participants in the healthcare industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

Accrued Special Charge for Legal Matters

At December 31, 2001, the Company recorded a pre-tax special charge of $258,159 to reflect anticipated expenses associated with the defense and resolution of pre-Merger tax claims, Merger-related claims, and commercial insurer claims. The costs associated with the Settlement Agreement and settlements with insurers have been charged against this accrual. With the exception of the proposed $115,000 payment under the Settlement Agreement in the Grace Chapter 11 Proceedings, all other matters included in the special charge have been resolved. While the Company believes that its remaining accrual reasonably estimates its currently anticipated costs related to the continued defense and resolution of this matter, no assurances can be given that its actual costs incurred will not exceed the amount of this accrual.

Financial Instruments	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

12. Financial Instruments

As a global supplier of dialysis services and products in more than 120 countries throughout the world, the Company is faced with a concentration of credit risks due to the nature of the reimbursement systems which are often provided by the governments of the countries in which the Company operates. Changes in reimbursement rates or the scope of coverage could have a material adverse effect on the Company's business, financial condition and results of operations and thus on its capacity to generate cash flow. In the past the Company experienced and, after the implementation of the bundled reimbursement system in the U.S., also expects in the future generally stable reimbursements for dialysis services. This includes the balancing of unfavorable reimbursement changes in certain countries with favorable changes in other countries. Due to the fact that a large portion of the Company's reimbursement is provided by public health care organizations and private insurers, the Company expects that most of its accounts receivables will be collectable, albeit somewhat more slowly in the International segment in the immediate future, particularly in countries which continue to be severely affected by the global financial crisis.

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company's non-derivative financial instruments at June 30, 2012, and December 31, 2011.

		June 30,		December 31,
		2012		2011
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	1	$677,378	$677,378	$457,292	$457,292
Accounts Receivable	2	3,139,335	3,139,335	2,909,326	2,909,326
Long-term Notes Receivable(1)	3	-	-	234,490	233,514

Liabilities
Accounts payable	2	703,487	703,487	652,649	652,649
Short-term borrowings	2	102,980	102,980	98,801	98,801
Short-term borrowings from related parties	2	52,212	52,212	28,013	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	2	1,052,530	1,052,530	1,147,209	1,147,209
Amended 2006 Senior Credit Agreement	2	2,668,137	2,655,855	2,795,589	2,774,951
Senior Notes	2	4,663,343	4,852,192	2,883,009	2,989,307
Euro Notes	2	244,718	249,956	258,780	265,655
Noncontrolling interests subject to put provisions	3	540,980	540,980	410,491	410,491

(1) As of February 28, 2012, the loan to Renal Advantage Partners LLC and Liberty Dialysis, Inc. has been retired.

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, in the captions shown in Note 7.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The valuation of long-term notes receivable is determined using significant unobservable inputs. They are valued using a constructed index based upon similar instruments with comparable credit ratings, terms, tenor, interest rates and that are within the Company's industry. The Company tracked the prices of the constructed index from the note issuance date to the reporting date to determine fair value.

The fair values of major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

The valuation of noncontrolling interests subject to put provisions is determined using significant unobservable inputs. See Note 10 for a discussion of the Company's methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

Currently, there is no indication that a decrease in the value of the Company's financing receivables is probable. Therefore, the allowances on credit losses of financing receivables are immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in foreign exchange rates and interest rates. In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. As of June 30, 2012 the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in accumulated other comprehensive income (loss) (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or as an adjustment of interest income/expense for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled $644,837 and $1,278,764 at June 30, 2012 and December 31, 2011, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currency that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled $1,300,655 and $2,149,440 at June 30, 2012 and December 31, 2011, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate. The euro-denominated interest rate swaps expire in 2016 and have an interest rate of 1.73%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

As of June 30, 2012 and December 31, 2011, the notional amount of the euro-denominated interest rate swaps in place was €100,000 and €200,000 ($125,900 and $258,780 as of June 30, 2012 and December 31, 2011, respectively). As of June 30, 2012 the Company had no U.S. dollar-denominated interest rate swaps and at December 31, 2011 the notional amount was $2,650,000.

Derivative Financial Instruments Valuation

The following table shows the carrying amounts of the Company's derivatives at June 30, 2012 and December 31, 2011.

	June 30, 2012		December 31, 2011

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	2,739	(23,259)	4,117	(24,908)
Interest rate contracts	-	-	-	(130,579)
Non-current
Foreign exchange contracts	141	-	742	(3,706)
Interest rate contracts	-	(3,989)	-	(1,076)
Total	$2,880	$(27,248)	$4,859	$(160,269)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	15,184	(20,967)	56,760	(37,242)

Non-current
Foreign exchange contracts	1,244	(1,307)	1,382	(1,459)
Total	$16,428	$(22,274)	$58,142	$(38,701)

(1) As of June 30, 2012 and December 31, 2011, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the six months ended June 30,				(Effective Portion) for the six months ended June 30,
	2012	2011	(Effective Portion)	2012	2011

Interest rate contracts	$(4,913)	$6,916	Interest income/expense	$10,527	$2,562
Foreign exchange contracts	8,883	(7,945)	Costs of Revenue	(7,261)	396
Foreign exchange contracts			Interest income/expense	1,006	200

	$3,970	$(1,029)		$4,272	$3,158

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the six months ended June 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2012	2011

Foreign exchange contracts	Selling, general and administrative expense	$(1,458)	$(24,714)

Foreign exchange contracts	Interest income/expense	3,066	5,559

		$1,608	$(19,155)

For foreign exchange derivatives, the Company expects to recognize $11,518 of losses deferred in accumulated other comprehensive income at June 30, 2012, in earnings during the next twelve months.

For foreign exchange hedges, the amount of ineffectiveness in the hedging relationship is reflected as a gain in earnings. This amount totaled $226 at June 30, 2012. In the prior year, there was no ineffectiveness.

The Company expects to incur additional interest expense of $18,734 over the next twelve months which is currently deferred in accumulated other comprehensive income. This amount reflects the projected amortization of the settlement amount of the terminated swaps and the current fair value of the additional interest payments resulting from the remaining interest rate swap maturing in 2016 at June 30, 2012.

As of June 30, 2012, the Company had foreign exchange derivatives with maturities of up to 41 months and interest rate swaps with maturities of up to 52 months.

Business Segment Information	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

13. Business Segment and Corporate Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. In the U.S., the Company is engaged in providing inpatient dialysis services and other services under contract to hospitals. The Company has aggregated the International and Asia Pacific operating segments as “International.” The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. As of January 1, 2011, production of products, production asset management, quality management and procurement is centrally managed in Corporate by Global Manufacturing Operations. These corporate activities do not fulfill the definition of an operating segment. Products are transferred to the operating segments at cost, therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the operating segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as “Corporate.” The Company also regards income taxes to be outside the segment's control.

Information pertaining to the Company's business segments for the three- and six-month periods ended June 30, 2012 and 2011 is set forth below.

	North America	International	Segment Total	Corporate	Total
Three months ended June 30, 2012

Net revenue external customers	$2,248,692	$1,170,902	$3,419,594	$8,379	$3,427,973
Inter - segment revenue	3,088	-	3,088	(3,088)	-
Net revenue	2,251,780	1,170,902	3,422,682	5,291	3,427,973
Depreciation and amortization	(79,113)	(42,914)	(122,027)	(28,850)	(150,877)
Operating income	431,084	207,223	638,307	(49,482)	588,825
Income (loss) from equity method investees	8,338	62	8,400	(4,542)	3,858
Capital expenditures, acquisitions and investments	101,463	60,934	162,397	35,985	198,382

Three months ended June 30, 2011

Net revenue external customers	$1,970,990	$1,162,448	$3,133,438	$4,185	$3,137,623
Inter - segment revenue	1,815	-	1,815	(1,815)	-
Net revenue	1,972,805	1,162,448	3,135,253	2,370	3,137,623
Depreciation and amortization	(66,555)	(42,822)	(109,377)	(26,912)	(136,289)
Operating income	348,457	203,144	551,601	(42,057)	509,544
Income (loss) from equity method investees	8,849	31	8,880	-	8,880
Capital expenditures, acquisitions and investments	74,555	797,637	872,192	32,692	904,884

Six months ended June 30, 2012

Net revenue external customers	$4,353,276	$2,306,991	$6,660,267	$16,461	$6,676,728
Inter - segment revenue	6,540	-	6,540	(6,540)	-
Net revenue	4,359,816	2,306,991	6,666,807	9,921	6,676,728
Depreciation and amortization	(151,129)	(85,841)	(236,970)	(57,281)	(294,251)
Operating Income	778,917	402,135	1,181,052	(89,261)	1,091,791
Income (loss) from equity method investees	11,320	129	11,449	(2,094)	9,355
Segment assets	13,788,169	5,695,843	19,484,012	2,260,398	21,744,410
thereof investments in equity method investees	246,161	360,169	606,330	(2,714)	603,616
Capital expenditures, acquisitions and investments(1)	1,862,044	99,820	1,961,864	63,738	2,025,602

Six months ended June 30, 2011

Net revenue external customers	$3,895,741	$2,217,681	$6,113,422	$8,052	$6,121,474
Inter - segment revenue	3,509	-	3,509	(3,509)	-
Net revenue	3,899,250	2,217,681	6,116,931	4,543	6,121,474
Depreciation and amortization	(134,782)	(83,171)	(217,953)	(54,320)	(272,273)
Operating Income	660,563	374,154	1,034,717	(80,089)	954,628
Income (loss) from equity method investees	16,367	95	16,462	-	16,462
Segment assets	11,415,424	5,541,670	16,957,094	2,095,540	19,052,634
thereof investments in equity method investees	339,230	5,756	344,986	-	344,986
Capital expenditures, acquisitions and investments(2)	462,425	838,413	1,300,838	60,004	1,360,842

(1) North America acquisitions exclude $496,386 of non-cash acquisitions and International acquisitions exclude $3,415 of non-cash acquisitions for 2012.
(2) North America and International acquisitions exclude $6,000 and $1,731, respectively, of non-cash acquisitions for 2011.

Supplementary Cash Flow Information	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

14. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Six months ended June 30,
	2012	2011
Supplementary cash flow information:
Cash paid for interest	$155,263	$117,966
Cash paid for income taxes(1)	$229,128	$242,776
Cash inflow for income taxes from stock option exercises	$3,277	$4,980

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(2,337,691)	$(874,302)
Liabilities assumed	226,377	37,555
Noncontrolling interest subject to put provisions	87,201	-
Noncontrolling interest	95,418	1,441
Obligations assumed in connection with acquisition	15,102	1,731
Cash paid	(1,913,593)	(833,575)
Less cash acquired	170,301	12,435
Net cash paid for acquisitions	$(1,743,292)	$(821,140)

(1) Net of tax refund.

Supplemental Condensed Combining Information	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information
	At June 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$88,425	$427	$-	$590,150	$(1,625)	$677,378
Trade accounts receivable, less allowance for doubtful accounts	-	-	152,609	-	2,780,226	-	2,932,835
Accounts receivable from related parties	1,269,897	3,770,059	1,215,051	2,373,986	7,494,977	(15,917,470)	206,500
Inventories	-	-	269,616	-	884,407	(120,677)	1,033,346
Prepaid expenses and other current assets	-	78,691	34,694	150	827,826	1,542	942,903
Deferred taxes	-	137	-	-	273,750	(3,505)	270,382
Total current assets	1,269,898	3,937,312	1,672,397	2,374,136	12,851,336	(16,041,735)	6,063,344

Property, plant and equipment, net	-	588	178,956	-	2,727,691	(108,443)	2,798,792
Intangible assets	-	630	53,875	-	674,782	-	729,287
Goodwill	-	-	52,337	-	11,112,637	-	11,164,974
Deferred taxes	-	37,657	1,283	-	107,532	(58,616)	87,856
Other assets	-	10,135,096	654,872	11,083,662	(6,781,098)	(14,192,375)	900,157
Total assets	$1,269,898	$14,111,283	$2,613,720	$13,457,798	$20,692,880	$(30,401,169)	$21,744,410

Current liabilities:
Accounts payable	$-	$1,447	$32,752	$-	$481,205	$-	$515,404
Accounts payable to related parties	-	1,593,625	1,261,800	3,132,166	10,232,255	(16,031,763)	188,083
Accrued expenses and other current liabilities	29,770	23,316	119,203	349,723	1,194,954	10,328	1,727,294
Short-term borrowings	-	63	-	-	102,917	-	102,980
Short-term borrowings from related parties	-	-	-	-	(1,621)	53,833	52,212
Current portion of long-term debt and capital lease obligations	-	729,143	-	1,173,207	1,183,453	-	3,085,803
Income tax payable	-	114,053	-	-	65,973	(14,148)	165,878
Deferred taxes	-	-	10,958	-	62,703	(40,819)	32,842
Total current liabilities	29,770	2,461,647	1,424,713	4,655,096	13,321,839	(16,022,569)	5,870,496

Long term debt and capital lease obligations, less current portion	1,174,863	346,304	-	-	7,509,431	(3,487,673)	5,542,925
Long term borrowings from related parties	-	3,064,575	193,582	408,942	(1,836,817)	(1,830,282)	-
Other liabilities	-	5,371	12,963	-	215,232	24,466	258,032
Pension liabilities	-	5,922	148,930	-	139,560	-	294,412
Income tax payable	2,268	252	-	-	59,020	113,995	175,535
Deferred taxes	-	-	-	-	611,342	(21,491)	589,851
Total liabilities	1,206,901	5,884,071	1,780,188	5,064,038	20,019,607	(21,223,554)	12,731,251

Noncontrolling interests subject to put provisions	-	-	-	-	540,980	-	540,980
Total FMC-AG & Co. KGaA shareholders' equity	62,997	8,227,212	833,532	8,393,760	(112,674)	(9,177,615)	8,227,212
Noncontrolling interests not subject to put provisions	-	-	-	-	244,967	-	244,967
Total equity	62,997	8,227,212	833,532	8,393,760	132,293	(9,177,615)	8,472,179
Total liabilities and equity	$1,269,898	$14,111,283	$2,613,720	$13,457,798	$20,692,880	$(30,401,169)	$21,744,410

15. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”) acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes and the related indenture. The 6⅞% senior notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries. The 6⅞% Senior Notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. The financial statements in this report present the financial condition, results of operations and cash flows of the Company, on a consolidated basis as of June 30, 2012 and December 31, 2011 and for the six-month periods ended June 30, 2012 and 2011. The following combining financial information for the Company is as of June 30, 2012 and December 31, 2011 and for the six-month periods ended June 30, 2012 and 2011, segregated between FMC US Finance as issuer, the Company, D-GmbH and FMCH as guarantors, and the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the six months ended June 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$928,262	$-	$7,183,245	$(1,434,779)	$6,676,728
Cost of revenue	-	-	587,675	-	5,317,223	(1,424,553)	4,480,345
Gross profit	-	-	340,587	-	1,866,022	(10,226)	2,196,383
Operating expenses (income):
Selling, general and administrative (1)	-	5,066	104,788	68,031	836,598	34,649	1,049,132
Research and development	-	-	34,134	-	21,326	-	55,460
Operating (loss) income	-	(5,066)	201,665	(68,031)	1,008,098	(44,875)	1,091,791
Other (income) expense:
Investment gain	-	-	-	-	(139,600)	-	(139,600)
Interest, net	(3,412)	103,541	1,741	72,356	28,849	-	203,075
Other, net	-	(817,512)	130,561	(505,714)	-	1,192,665	-
Income (loss) before income taxes	3,412	708,905	69,363	365,327	1,118,849	(1,237,540)	1,028,316
Income tax expense (benefit)	1,250	49,070	58,233	(55,383)	394,507	(138,359)	309,318
Net Income (loss)	2,162	659,835	11,130	420,710	724,342	(1,099,181)	718,998
Net Income attributable to noncontrolling interests	-	-	-	-	-	59,163	59,163
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,158,344)	$659,835

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the six months ended June 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,099,181)	$718,998
Gain (loss) related to cash flow hedges	-	(5,916)	(9)	11,725	2,442	-	8,242
Actuarial gain (loss) on defined benefit pension plans	-	8	94	4,268	4,373	-	8,743
Gain (loss) related to foreign currency translation	-	26,112	18,886	-	(94,106)	1,492	(47,616)
Income tax (expense) benefit related to components of other comprehensive income	-	3,427	(51)	(7,993)	(19,341)	-	(23,958)
Other comprehensive income (loss), net of tax	-	23,631	18,920	8,000	(106,632)	1,492	(54,589)
Total comprehensive income	$2,162	$683,466	$30,050	$428,710	$617,710	$(1,097,689)	$664,409
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	59,249	59,249
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,162	$683,466	$30,050	$428,710	$617,710	$(1,156,938)	$605,160

	For the six months ended June 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,099,181)	$718,998
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(532,403)	-	(505,714)	-	1,038,117	-
Depreciation and amortization	-	221	23,540	-	284,698	(14,208)	294,251
Change in deferred taxes, net	-	14,485	5,121	-	48,162	(2,834)	64,934
(Gain) loss on sale of fixed assets and investments	-	(40)	20	-	(32,954)	-	(32,974)
Investment (gain)	-	-	-	-	(139,600)	-	(139,600)
Compensation expense related to stock options	-	12,949	-	-	-	-	12,949
Cash inflow (outflow) from hedging	-	1,334	-	-	(15,408)	-	(14,074)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,554)	-	1,056	-	(12,498)
Inventories	-	-	(52,595)	-	(19,998)	7,772	(64,821)
Prepaid expenses and other current and non-current assets	-	120,331	(21,321)	73,363	(56,650)	(820)	114,903
Accounts receivable from / payable to related parties	(4,127)	(241,016)	66,759	70,910	36,203	52,513	(18,758)
Accounts payable, accrued expenses and other current and non-current liabilities	-	(812)	35,310	3,822	(19,087)	(1,905)	17,328
Income tax payable	252	(11,026)	-	(55,383)	54,560	(35,415)	(47,012)
Dividend income from equity method investees	-	36,785	-	-	1,549	-	38,334
Net cash provided by (used in) operating activities	(1,713)	60,643	54,410	7,708	866,873	(55,961)	931,960

Investing Activities:
Purchases of property, plant and equipment	-	(361)	(31,912)	-	(262,701)	17,551	(277,423)
Proceeds from sale of property, plant and equipment	-	40	147	-	3,477	-	3,664
Disbursement of loans to related parties	-	(45,917)	82	513,595	-	(467,760)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(1,627,403)	(488)	-	(1,747,201)	1,626,913	(1,748,179)
Proceeds from divestitures	-	45	-	-	228,206	(45)	228,206
Net cash provided by (used in) investing activities	-	(1,673,596)	(32,171)	513,595	(1,778,219)	1,176,659	(1,793,732)

Financing Activities:
Short-term borrowings, net	-	9,306	(21,944)	-	27,972	-	15,334
Long-term debt and capital lease obligations, net	1,713	1,943,267	-	(521,303)	(418,270)	467,760	1,473,167
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(82,500)	-	(82,500)
Proceeds from exercise of stock options	-	19,471	-	-	3,277	-	22,748
Dividends paid	-	(271,733)	-	-	-	-	(271,733)
Capital increase (decrease)	-	-	-	-	1,590,083	(1,590,083)	-
Distributions to noncontrolling interest	-	-	-	-	(79,334)	-	(79,334)
Contributions from noncontrolling interest	-	-	-	-	11,763	-	11,763
Net cash provided by (used in) financing activities	1,713	1,700,311	(21,944)	(521,303)	1,052,991	(1,122,323)	1,089,445

Effect of exchange rate changes on cash and cash equivalents	-	1,065	(12)	-	(8,640)	-	(7,587)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	-	88,423	283	-	133,005	(1,625)	220,086
Cash and cash equivalents at beginning of period	1	2	144	-	457,145	-	457,292
Cash and cash equivalents at end of period	$1	$88,425	$427	$-	$590,150	$(1,625)	$677,378

	For the six months ended June 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$934,792	$-	$6,567,892	$(1,381,210)	$6,121,474
Cost of revenue	-	-	584,172	-	4,919,388	(1,358,979)	4,144,581
Gross profit	-	-	350,620	-	1,648,504	(22,231)	1,976,893
Operating expenses (income):
Selling, general and administrative (1)	2	36,236	97,705	(52,627)	890,695	(2,678)	969,333
Research and development	-	-	34,212	-	18,720	-	52,932
Operating (loss) income	(2)	(36,236)	218,703	52,627	739,089	(19,553)	954,628
Other (income) expense:
Interest, net	(1,936)	40,063	3,809	62,721	47,235	(5,723)	146,169
Other, net	-	(611,365)	144,905	(332,306)	-	798,766	-
Income (loss) before income taxes	1,934	535,066	69,989	322,212	691,854	(812,596)	808,459
Income tax expense (benefit)	715	53,604	60,749	(3,982)	291,583	(129,409)	273,260
Net Income (loss)	1,219	481,462	9,240	326,194	400,271	(683,187)	535,199
Net Income attributable to noncontrolling interests	-	-	-	-	-	53,737	53,737
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,219	$481,462	$9,240	$326,194	$400,271	$(736,924)	$481,462

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the six months ended June 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,219	$481,462	$9,240	$326,194	$400,271	$(683,187)	$535,199
Gain (loss) related to cash flow hedges	-	(14,138)	(69)	23,882	(7,546)	-	2,129
Actuarial gain (loss) on defined benefit pension plans	-	-	-	1,783	1,782	-	3,565
Gain (loss) related to foreign currency translation	-	62,628	15,159	-	89,180	(609)	166,358
Income tax (expense) benefit related to components of other comprehensive income	-	5,215	20	(10,795)	(3,287)	-	(8,847)
Other comprehensive income (loss), net of tax	-	53,705	15,110	14,870	80,129	(609)	163,205
Total comprehensive income	$1,219	$535,167	$24,350	$341,064	$480,400	$(683,796)	$698,404
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	54,762	54,762
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,219	$535,167	$24,350	$341,064	$480,400	$(738,558)	$643,642

	For the six months ended June 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$1,219	$481,462	$9,240	$326,194	$400,271	$(683,187)	$535,199
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(358,305)	-	(332,306)	-	690,611	-
Depreciation and amortization	-	682	22,927	5,769	249,455	(6,560)	272,273
Change in deferred taxes, net	-	15,286	1,572	-	41,884	(5,406)	53,336
(Gain) loss on sale of fixed assets and investments	-	-	58	-	(991)	-	(933)
(Gain) loss on investments	-	1,833	-	-	-	(1,833)	-
Compensation expense related to stock options	-	14,631	-	-	-	-	14,631
Cash inflow (outflow) from hedging	-	-	-	-	(58,581)	-	(58,581)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(21,238)	-	(242,271)	-	(263,509)
Inventories	-	-	(33,466)	-	(104,067)	17,208	(120,325)
Prepaid expenses and other current and non-current assets	-	(28,927)	(19,192)	(44,068)	13,341	755	(78,091)
Accounts receivable from / payable to related parties	(612)	(688,780)	(65,753)	6,577	793,654	(41,142)	3,944
Accounts payable, accrued expenses and other current and non-current liabilities	2,976	(38,526)	45,519	(218)	145,157	245	155,153
Income tax payable	715	23,075	-	(3,982)	(32,506)	(13,836)	(26,534)
Net cash provided by (used in) operating activities	4,298	(577,569)	(60,333)	(42,034)	1,205,346	(43,145)	486,563

Investing Activities:
Purchases of property, plant and equipment	-	(133)	(16,484)	-	(231,968)	10,201	(238,384)
Proceeds from sale of property, plant and equipment	-	-	22	-	8,066	-	8,088
Disbursement of loans to related parties	-	377,936	100	(798,172)	-	420,136	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(25,128)	(3,611)	-	(1,867,825)	774,106	(1,122,458)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	352,675	(19,973)	(798,172)	(2,091,727)	1,204,443	(1,352,754)

Financing Activities:
Short-term borrowings, net	310	102,267	80,150	(299)	(66,442)	-	115,986
Long-term debt and capital lease obligations, net	(62,102)	305,359	-	152,115	1,473,385	(420,136)	1,448,621
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	130,000	-	130,000
Proceeds from exercise of stock options	-	26,762	-	-	4,979	-	31,741
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	28,216	(774,106)	-
Distributions to noncontrolling interest	-	-	-	-	(61,735)	-	(61,735)
Contributions from noncontrolling interest	-	-	-	-	12,290	-	12,290
Net cash provided by (used in) financing activities	(4,292)	153,739	80,150	840,206	866,955	(1,194,264)	742,494

Effect of exchange rate changes on cash and cash equivalents	-	(75,852)	14	-	125,896	22	50,080
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	6	(147,007)	(142)	-	106,470	(32,944)	(73,617)
Cash and cash equivalents at beginning of period	-	147,177	225	-	342,524	32,944	522,870
Cash and cash equivalents at end of period	$6	$170	$83	$-	$448,994	$-	$449,253

	At December 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$2	$144	$-	$457,145	$-	$457,292
Trade accounts receivable, less allowance for doubtful accounts	-	-	143,313	-	2,655,005	-	2,798,318
Accounts receivable from related parties	1,273,649	3,507,671	1,058,327	700,929	4,214,468	(10,644,036)	111,008
Inventories	-	-	224,601	-	857,521	(114,626)	967,496
Prepaid expenses and other current assets	-	195,428	16,973	50	834,932	(12,017)	1,035,366
Deferred taxes	-	32,466	-	-	266,164	26,909	325,539
Total current assets	1,273,650	3,735,567	1,443,358	700,979	9,285,235	(10,743,770)	5,695,019

Property, plant and equipment, net	-	356	175,798	-	2,560,913	(107,366)	2,629,701
Intangible assets	-	266	54,811	-	631,575	-	686,652
Goodwill	-	-	53,788	-	9,132,862	-	9,186,650
Deferred taxes	-	15,923	2,457	-	125,462	(55,683)	88,159
Other assets	-	8,142,771	653,871	10,995,245	(6,082,225)	(12,462,993)	1,246,669
Total assets	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Current liabilities:
Accounts payable	$-	$668	$26,463	$-	$514,292	$-	$541,423
Accounts payable to related parties	3,700	1,547,946	1,057,625	1,557,976	6,697,551	(10,753,572)	111,226
Accrued expenses and other current liabilities	29,771	156,119	102,410	2,132	1,406,886	6,955	1,704,273
Short-term borrowings	-	94	-	-	98,707	-	98,801
Short-term borrowings from related parties	-	-	-	-	(25,820)	53,833	28,013
Current portion of long-term debt and capital lease obligations	-	295,825	-	1,142,224	151,727	-	1,589,776
Income tax payable	2,016	128,218	-	-	32,120	-	162,354
Deferred taxes	-	-	7,292	-	28,799	(9,346)	26,745
Total current liabilities	35,487	2,128,870	1,193,790	2,702,332	8,904,262	(10,702,130)	4,262,611

Long term debt and capital lease obligations, less current portion	1,177,329	507,898	-	438,366	7,372,794	(4,001,577)	5,494,810
Long term borrowings from related parties	-	1,348,717	203,156	408,942	(399,065)	(1,561,750)	-
Other liabilities	-	2,424	12,977	183,839	11,553	25,835	236,628
Pension liabilities	-	5,163	146,555	-	138,775	-	290,493
Income tax payable	-	259	-	-	50,309	138,432	189,000
Deferred taxes	-	-	-	-	608,444	(20,644)	587,800
Total liabilities	1,212,816	3,993,331	1,556,478	3,733,479	16,687,072	(16,121,834)	11,061,342

Noncontrolling interests subject to put provisions	-	-	-	-	410,491	-	410,491
Total FMC-AG & Co. KGaA shareholders' equity	60,834	7,901,552	827,605	7,962,745	(1,603,206)	(7,247,978)	7,901,552
Noncontrolling interests not subject to put provisions	-	-	-	-	159,465	-	159,465
Total equity	60,834	7,901,552	827,605	7,962,745	(1,443,741)	(7,247,978)	8,061,017
Total liabilities and equity	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Acquisition of Liberty Dialysis Holdings (Tables)	6 Months Ended
Jun. 30, 2012
Business Acquisition, Date of Acquisition [Abstract]
Acquisition [Text Block]
Assets held for sale	$153,360
Trade accounts receivable	156,380
Other current assets	44,637
Property, plant and equipment	174,400
Intangible assets and other assets	102,921
Goodwill	1,967,135
Accounts payable, accrued expenses and other current liabilities	(124,366)
Income tax payable and deferred taxes	(36,098)
Short-term borrowings and other financial liabilities and long-term debt and capital lease obligations	(69,065)
Other liabilities	(26,400)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)

Total acquisition cost	$2,177,804

Less, at fair value, non-cash contributions
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Obligations assumed in connection with acquisition	(11,687)
Total non-cash items	$(496,386)

Net Cash paid	$1,681,418

Acquisition of Liberty Dialysis Holdings - Pro Forma (Tables)	6 Months Ended
Jun. 30, 2012
Pro Forma (Tables) [Abstract]
Pro Forma Tabular Disclosures [Table Text Block]
	For the three months ended June 30,		For the six months ended June 30,
	2012	2011	2012	2011

Pro forma net revenue	$3,420,560	$3,295,786	$6,782,198	$6,428,592
Pro forma net income attributable to the shareholders FMC-AG & Co. KGaA	266,093	261,603	529,400	479,681
Pro forma income per ordinary share
Basic	$0.87	$0.86	$1.74	$1.59
Fully diluted	$0.87	$0.86	$1.73	$1.58

Patient Service Revenue (Tables)	6 Months Ended
Jun. 30, 2012
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	For the six months ended June 30,
	2012	2011

Medicare ESRD program	$1,926,433	$1,805,775
Private/alternative payors	1,775,378	1,499,652
Medicaid and other government sources	194,154	111,674
Hospitals	201,709	192,844
Total patient service revenue	$4,097,674	$3,609,945

Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	June 30, 2012	December 31, 2011
Finished goods	$652,414	$610,569
Raw materials and purchased components	175,440	163,030
Health care supplies	131,687	133,769
Work in process	73,805	60,128
Inventories	$1,033,346	$967,496

Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	6 Months Ended
Jun. 30, 2012
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	June 30, 2012	December 31, 2011
Borrowings under lines of credit	$99,360	$91,899
Other financial liabilities	3,620	6,902
Short-term borrowings and other financial liabilities	102,980	98,801
Short-term borrowings from related parties (see Note 4.c.)	52,212	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$155,192	$126,814

Long-term Debt and Capital Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2012
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	June 30, 2012	December 31, 2011

Amended 2006 Senior Credit Agreement	$2,668,137	$2,795,589
Senior Notes	4,663,343	2,883,009
Euro Notes	244,718	258,780
European Investment Bank Agreements	340,878	345,764
Accounts receivable facility	452,000	534,500
Capital lease obligations	15,984	17,993
Other	243,668	248,951
	8,628,728	7,084,586
Less current maturities	(3,085,803)	(1,589,776)
	$5,542,925	$5,494,810

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding

	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011

Revolving Credit	$1,200,000	$1,200,000	$374,950	$58,970
Term Loan A	1,155,000	1,215,000	1,155,000	1,215,000
Term Loan B	1,138,187	1,521,619	1,138,187	1,521,619
	$3,493,187	$3,936,619	$2,668,137	$2,795,589

Earning Per Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended June 30,		For the six months ended June 30,

	2012	2011	2012	2011
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$289,337	$260,761	$659,835	$481,462
less:
Dividend preference on Preference shares	25	28	51	55
Income available to all classes of shares	$289,312	$260,733	$659,784	$481,407

Denominators:
Weighted average number of:
Ordinary shares outstanding	300,415,725	298,559,749	300,310,425	298,427,098
Preference shares outstanding	3,966,600	3,958,515	3,966,301	3,957,978
Total weighted average shares outstanding	304,382,325	302,518,264	304,276,726	302,385,076
Potentially dilutive Ordinary shares	2,405,628	2,336,573	2,372,829	2,095,345
Potentially dilutive Preference shares	18,019	21,174	18,145	20,432
Total weighted average Ordinary shares outstanding assuming dilution	302,821,353	300,896,322	302,683,254	300,522,443
Total weighted average Preference shares outstanding assuming dilution	3,984,619	3,979,689	3,984,446	3,978,410

Basic income per Ordinary share	$0.95	$0.86	$2.17	$1.59
Plus preference per Preference shares	0.01	0.01	0.01	0.02
Basic income per Preference share	$0.96	$0.87	$2.18	$1.61

Fully diluted income per Ordinary share	$0.94	$0.86	$2.15	$1.58
Plus preference per Preference shares	0.01	0.00	0.01	0.01
Fully diluted income per Preference share	$0.95	$0.86	$2.16	$1.59

Employee Benefit Plans (Tables)	3 Months Ended
Jun. 30, 2012
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended June 30,		Six months ended June 30,

	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$2,645	$2,735	$5,337	$5,357
Interest cost	6,446	6,139	12,938	12,175
Expected return on plan assets	(3,825)	(4,275)	(7,650)	(8,550)
Amortization of unrealized losses	4,370	1,801	8,743	3,601
Net periodic benefit costs	$9,636	$6,400	$19,368	$12,583

Noncontrolling Interests Subject To Put Provisions (Tables)	6 Months Ended
Jun. 30, 2012
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

10. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of June 30, 2012 and December 31, 2011 the Company's potential obligations under these put options are $540,980 and $410,491, respectively, of which, at June 30, 2012, $149,815 were exercisable. One put option was exercised for a total consideration of $3,087 during the first six months of 2012.

Following is a roll forward of noncontrolling interests subject to put provisions for the six months ended June 30, 2012 and the year ended December 31, 2011:

	June 30, 2012	December 31, 2011

Beginning balance as of January 1, 2012 and 2011	$410,491	$279,709
Contributions to noncontrolling interests	(25,880)	(43,104)
Purchase/ sale of noncontrolling interests	85,113	37,786
Contributions from noncontrolling interests	3,809	7,222
Changes in fair value of noncontrolling interests	40,173	86,233
Net income	27,449	42,857
Other comprehensive income (loss)	(175)	(212)
Ending balance as of June 30, 2012 and December 31, 2011	$540,980	$410,491

Financial Instrument (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
		June 30,		December 31,
		2012		2011
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	1	$677,378	$677,378	$457,292	$457,292
Accounts Receivable	2	3,139,335	3,139,335	2,909,326	2,909,326
Long-term Notes Receivable(1)	3	-	-	234,490	233,514

Liabilities
Accounts payable	2	703,487	703,487	652,649	652,649
Short-term borrowings	2	102,980	102,980	98,801	98,801
Short-term borrowings from related parties	2	52,212	52,212	28,013	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	2	1,052,530	1,052,530	1,147,209	1,147,209
Amended 2006 Senior Credit Agreement	2	2,668,137	2,655,855	2,795,589	2,774,951
Senior Notes	2	4,663,343	4,852,192	2,883,009	2,989,307
Euro Notes	2	244,718	249,956	258,780	265,655
Noncontrolling interests subject to put provisions	3	540,980	540,980	410,491	410,491

(1) As of February 28, 2012, the loan to Renal Advantage Partners LLC and Liberty Dialysis, Inc. has been retired.

Derivative Financial Instruments Valuation
	June 30, 2012		December 31, 2011

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	2,739	(23,259)	4,117	(24,908)
Interest rate contracts	-	-	-	(130,579)
Non-current
Foreign exchange contracts	141	-	742	(3,706)
Interest rate contracts	-	(3,989)	-	(1,076)
Total	$2,880	$(27,248)	$4,859	$(160,269)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	15,184	(20,967)	56,760	(37,242)

Non-current
Foreign exchange contracts	1,244	(1,307)	1,382	(1,459)
Total	$16,428	$(22,274)	$58,142	$(38,701)

(1) As of June 30, 2012 and December 31, 2011, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the six months ended June 30,				(Effective Portion) for the six months ended June 30,
	2012	2011	(Effective Portion)	2012	2011

Interest rate contracts	$(4,913)	$6,916	Interest income/expense	$10,527	$2,562
Foreign exchange contracts	8,883	(7,945)	Costs of Revenue	(7,261)	396
Foreign exchange contracts			Interest income/expense	1,006	200

	$3,970	$(1,029)		$4,272	$3,158

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the six months ended June 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2012	2011

Foreign exchange contracts	Selling, general and administrative expense	$(1,458)	$(24,714)

Foreign exchange contracts	Interest income/expense	3,066	5,559

		$1,608	$(19,155)

Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2012
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
Three months ended June 30, 2012

Net revenue external customers	$2,248,692	$1,170,902	$3,419,594	$8,379	$3,427,973
Inter - segment revenue	3,088	-	3,088	(3,088)	-
Net revenue	2,251,780	1,170,902	3,422,682	5,291	3,427,973
Depreciation and amortization	(79,113)	(42,914)	(122,027)	(28,850)	(150,877)
Operating income	431,084	207,223	638,307	(49,482)	588,825
Income (loss) from equity method investees	8,338	62	8,400	(4,542)	3,858
Capital expenditures, acquisitions and investments	101,463	60,934	162,397	35,985	198,382

Three months ended June 30, 2011

Net revenue external customers	$1,970,990	$1,162,448	$3,133,438	$4,185	$3,137,623
Inter - segment revenue	1,815	-	1,815	(1,815)	-
Net revenue	1,972,805	1,162,448	3,135,253	2,370	3,137,623
Depreciation and amortization	(66,555)	(42,822)	(109,377)	(26,912)	(136,289)
Operating income	348,457	203,144	551,601	(42,057)	509,544
Income (loss) from equity method investees	8,849	31	8,880	-	8,880
Capital expenditures, acquisitions and investments	74,555	797,637	872,192	32,692	904,884

Six months ended June 30, 2012

Net revenue external customers	$4,353,276	$2,306,991	$6,660,267	$16,461	$6,676,728
Inter - segment revenue	6,540	-	6,540	(6,540)	-
Net revenue	4,359,816	2,306,991	6,666,807	9,921	6,676,728
Depreciation and amortization	(151,129)	(85,841)	(236,970)	(57,281)	(294,251)
Operating Income	778,917	402,135	1,181,052	(89,261)	1,091,791
Income (loss) from equity method investees	11,320	129	11,449	(2,094)	9,355
Segment assets	13,788,169	5,695,843	19,484,012	2,260,398	21,744,410
thereof investments in equity method investees	246,161	360,169	606,330	(2,714)	603,616
Capital expenditures, acquisitions and investments(1)	1,862,044	99,820	1,961,864	63,738	2,025,602

Six months ended June 30, 2011

Net revenue external customers	$3,895,741	$2,217,681	$6,113,422	$8,052	$6,121,474
Inter - segment revenue	3,509	-	3,509	(3,509)	-
Net revenue	3,899,250	2,217,681	6,116,931	4,543	6,121,474
Depreciation and amortization	(134,782)	(83,171)	(217,953)	(54,320)	(272,273)
Operating Income	660,563	374,154	1,034,717	(80,089)	954,628
Income (loss) from equity method investees	16,367	95	16,462	-	16,462
Segment assets	11,415,424	5,541,670	16,957,094	2,095,540	19,052,634
thereof investments in equity method investees	339,230	5,756	344,986	-	344,986
Capital expenditures, acquisitions and investments(2)	462,425	838,413	1,300,838	60,004	1,360,842

(1) North America acquisitions exclude $496,386 of non-cash acquisitions and International acquisitions exclude $3,415 of non-cash acquisitions for 2012.
(2) North America and International acquisitions exclude $6,000 and $1,731, respectively, of non-cash acquisitions for 2011.

Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2012
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	Six months ended June 30,
	2012	2011
Supplementary cash flow information:
Cash paid for interest	$155,263	$117,966
Cash paid for income taxes(1)	$229,128	$242,776
Cash inflow for income taxes from stock option exercises	$3,277	$4,980

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(2,337,691)	$(874,302)
Liabilities assumed	226,377	37,555
Noncontrolling interest subject to put provisions	87,201	-
Noncontrolling interest	95,418	1,441
Obligations assumed in connection with acquisition	15,102	1,731
Cash paid	(1,913,593)	(833,575)
Less cash acquired	170,301	12,435
Net cash paid for acquisitions	$(1,743,292)	$(821,140)

(1) Net of tax refund.

Supplemental Condensed Combining Information (Tables)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the six months ended June 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$928,262	$-	$7,183,245	$(1,434,779)	$6,676,728
Cost of revenue	-	-	587,675	-	5,317,223	(1,424,553)	4,480,345
Gross profit	-	-	340,587	-	1,866,022	(10,226)	2,196,383
Operating expenses (income):
Selling, general and administrative (1)	-	5,066	104,788	68,031	836,598	34,649	1,049,132
Research and development	-	-	34,134	-	21,326	-	55,460
Operating (loss) income	-	(5,066)	201,665	(68,031)	1,008,098	(44,875)	1,091,791
Other (income) expense:
Investment gain	-	-	-	-	(139,600)	-	(139,600)
Interest, net	(3,412)	103,541	1,741	72,356	28,849	-	203,075
Other, net	-	(817,512)	130,561	(505,714)	-	1,192,665	-
Income (loss) before income taxes	3,412	708,905	69,363	365,327	1,118,849	(1,237,540)	1,028,316
Income tax expense (benefit)	1,250	49,070	58,233	(55,383)	394,507	(138,359)	309,318
Net Income (loss)	2,162	659,835	11,130	420,710	724,342	(1,099,181)	718,998
Net Income attributable to noncontrolling interests	-	-	-	-	-	59,163	59,163
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,158,344)	$659,835

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the six months ended June 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$934,792	$-	$6,567,892	$(1,381,210)	$6,121,474
Cost of revenue	-	-	584,172	-	4,919,388	(1,358,979)	4,144,581
Gross profit	-	-	350,620	-	1,648,504	(22,231)	1,976,893
Operating expenses (income):
Selling, general and administrative (1)	2	36,236	97,705	(52,627)	890,695	(2,678)	969,333
Research and development	-	-	34,212	-	18,720	-	52,932
Operating (loss) income	(2)	(36,236)	218,703	52,627	739,089	(19,553)	954,628
Other (income) expense:
Interest, net	(1,936)	40,063	3,809	62,721	47,235	(5,723)	146,169
Other, net	-	(611,365)	144,905	(332,306)	-	798,766	-
Income (loss) before income taxes	1,934	535,066	69,989	322,212	691,854	(812,596)	808,459
Income tax expense (benefit)	715	53,604	60,749	(3,982)	291,583	(129,409)	273,260
Net Income (loss)	1,219	481,462	9,240	326,194	400,271	(683,187)	535,199
Net Income attributable to noncontrolling interests	-	-	-	-	-	53,737	53,737
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,219	$481,462	$9,240	$326,194	$400,271	$(736,924)	$481,462

(1) Selling, general and administrative is presented net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At June 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$88,425	$427	$-	$590,150	$(1,625)	$677,378
Trade accounts receivable, less allowance for doubtful accounts	-	-	152,609	-	2,780,226	-	2,932,835
Accounts receivable from related parties	1,269,897	3,770,059	1,215,051	2,373,986	7,494,977	(15,917,470)	206,500
Inventories	-	-	269,616	-	884,407	(120,677)	1,033,346
Prepaid expenses and other current assets	-	78,691	34,694	150	827,826	1,542	942,903
Deferred taxes	-	137	-	-	273,750	(3,505)	270,382
Total current assets	1,269,898	3,937,312	1,672,397	2,374,136	12,851,336	(16,041,735)	6,063,344

Property, plant and equipment, net	-	588	178,956	-	2,727,691	(108,443)	2,798,792
Intangible assets	-	630	53,875	-	674,782	-	729,287
Goodwill	-	-	52,337	-	11,112,637	-	11,164,974
Deferred taxes	-	37,657	1,283	-	107,532	(58,616)	87,856
Other assets	-	10,135,096	654,872	11,083,662	(6,781,098)	(14,192,375)	900,157
Total assets	$1,269,898	$14,111,283	$2,613,720	$13,457,798	$20,692,880	$(30,401,169)	$21,744,410

Current liabilities:
Accounts payable	$-	$1,447	$32,752	$-	$481,205	$-	$515,404
Accounts payable to related parties	-	1,593,625	1,261,800	3,132,166	10,232,255	(16,031,763)	188,083
Accrued expenses and other current liabilities	29,770	23,316	119,203	349,723	1,194,954	10,328	1,727,294
Short-term borrowings	-	63	-	-	102,917	-	102,980
Short-term borrowings from related parties	-	-	-	-	(1,621)	53,833	52,212
Current portion of long-term debt and capital lease obligations	-	729,143	-	1,173,207	1,183,453	-	3,085,803
Income tax payable	-	114,053	-	-	65,973	(14,148)	165,878
Deferred taxes	-	-	10,958	-	62,703	(40,819)	32,842
Total current liabilities	29,770	2,461,647	1,424,713	4,655,096	13,321,839	(16,022,569)	5,870,496

Long term debt and capital lease obligations, less current portion	1,174,863	346,304	-	-	7,509,431	(3,487,673)	5,542,925
Long term borrowings from related parties	-	3,064,575	193,582	408,942	(1,836,817)	(1,830,282)	-
Other liabilities	-	5,371	12,963	-	215,232	24,466	258,032
Pension liabilities	-	5,922	148,930	-	139,560	-	294,412
Income tax payable	2,268	252	-	-	59,020	113,995	175,535
Deferred taxes	-	-	-	-	611,342	(21,491)	589,851
Total liabilities	1,206,901	5,884,071	1,780,188	5,064,038	20,019,607	(21,223,554)	12,731,251

Noncontrolling interests subject to put provisions	-	-	-	-	540,980	-	540,980
Total FMC-AG & Co. KGaA shareholders' equity	62,997	8,227,212	833,532	8,393,760	(112,674)	(9,177,615)	8,227,212
Noncontrolling interests not subject to put provisions	-	-	-	-	244,967	-	244,967
Total equity	62,997	8,227,212	833,532	8,393,760	132,293	(9,177,615)	8,472,179
Total liabilities and equity	$1,269,898	$14,111,283	$2,613,720	$13,457,798	$20,692,880	$(30,401,169)	$21,744,410

	At December 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$2	$144	$-	$457,145	$-	$457,292
Trade accounts receivable, less allowance for doubtful accounts	-	-	143,313	-	2,655,005	-	2,798,318
Accounts receivable from related parties	1,273,649	3,507,671	1,058,327	700,929	4,214,468	(10,644,036)	111,008
Inventories	-	-	224,601	-	857,521	(114,626)	967,496
Prepaid expenses and other current assets	-	195,428	16,973	50	834,932	(12,017)	1,035,366
Deferred taxes	-	32,466	-	-	266,164	26,909	325,539
Total current assets	1,273,650	3,735,567	1,443,358	700,979	9,285,235	(10,743,770)	5,695,019

Property, plant and equipment, net	-	356	175,798	-	2,560,913	(107,366)	2,629,701
Intangible assets	-	266	54,811	-	631,575	-	686,652
Goodwill	-	-	53,788	-	9,132,862	-	9,186,650
Deferred taxes	-	15,923	2,457	-	125,462	(55,683)	88,159
Other assets	-	8,142,771	653,871	10,995,245	(6,082,225)	(12,462,993)	1,246,669
Total assets	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Current liabilities:
Accounts payable	$-	$668	$26,463	$-	$514,292	$-	$541,423
Accounts payable to related parties	3,700	1,547,946	1,057,625	1,557,976	6,697,551	(10,753,572)	111,226
Accrued expenses and other current liabilities	29,771	156,119	102,410	2,132	1,406,886	6,955	1,704,273
Short-term borrowings	-	94	-	-	98,707	-	98,801
Short-term borrowings from related parties	-	-	-	-	(25,820)	53,833	28,013
Current portion of long-term debt and capital lease obligations	-	295,825	-	1,142,224	151,727	-	1,589,776
Income tax payable	2,016	128,218	-	-	32,120	-	162,354
Deferred taxes	-	-	7,292	-	28,799	(9,346)	26,745
Total current liabilities	35,487	2,128,870	1,193,790	2,702,332	8,904,262	(10,702,130)	4,262,611

Long term debt and capital lease obligations, less current portion	1,177,329	507,898	-	438,366	7,372,794	(4,001,577)	5,494,810
Long term borrowings from related parties	-	1,348,717	203,156	408,942	(399,065)	(1,561,750)	-
Other liabilities	-	2,424	12,977	183,839	11,553	25,835	236,628
Pension liabilities	-	5,163	146,555	-	138,775	-	290,493
Income tax payable	-	259	-	-	50,309	138,432	189,000
Deferred taxes	-	-	-	-	608,444	(20,644)	587,800
Total liabilities	1,212,816	3,993,331	1,556,478	3,733,479	16,687,072	(16,121,834)	11,061,342

Noncontrolling interests subject to put provisions	-	-	-	-	410,491	-	410,491
Total FMC-AG & Co. KGaA shareholders' equity	60,834	7,901,552	827,605	7,962,745	(1,603,206)	(7,247,978)	7,901,552
Noncontrolling interests not subject to put provisions	-	-	-	-	159,465	-	159,465
Total equity	60,834	7,901,552	827,605	7,962,745	(1,443,741)	(7,247,978)	8,061,017
Total liabilities and equity	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Statement of cash flows information segregated by issuers and guarantors
	For the six months ended June 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,099,181)	$718,998
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(532,403)	-	(505,714)	-	1,038,117	-
Depreciation and amortization	-	221	23,540	-	284,698	(14,208)	294,251
Change in deferred taxes, net	-	14,485	5,121	-	48,162	(2,834)	64,934
(Gain) loss on sale of fixed assets and investments	-	(40)	20	-	(32,954)	-	(32,974)
Investment (gain)	-	-	-	-	(139,600)	-	(139,600)
Compensation expense related to stock options	-	12,949	-	-	-	-	12,949
Cash inflow (outflow) from hedging	-	1,334	-	-	(15,408)	-	(14,074)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,554)	-	1,056	-	(12,498)
Inventories	-	-	(52,595)	-	(19,998)	7,772	(64,821)
Prepaid expenses and other current and non-current assets	-	120,331	(21,321)	73,363	(56,650)	(820)	114,903
Accounts receivable from / payable to related parties	(4,127)	(241,016)	66,759	70,910	36,203	52,513	(18,758)
Accounts payable, accrued expenses and other current and non-current liabilities	-	(812)	35,310	3,822	(19,087)	(1,905)	17,328
Income tax payable	252	(11,026)	-	(55,383)	54,560	(35,415)	(47,012)
Dividend income from equity method investees	-	36,785	-	-	1,549	-	38,334
Net cash provided by (used in) operating activities	(1,713)	60,643	54,410	7,708	866,873	(55,961)	931,960

Investing Activities:
Purchases of property, plant and equipment	-	(361)	(31,912)	-	(262,701)	17,551	(277,423)
Proceeds from sale of property, plant and equipment	-	40	147	-	3,477	-	3,664
Disbursement of loans to related parties	-	(45,917)	82	513,595	-	(467,760)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(1,627,403)	(488)	-	(1,747,201)	1,626,913	(1,748,179)
Proceeds from divestitures	-	45	-	-	228,206	(45)	228,206
Net cash provided by (used in) investing activities	-	(1,673,596)	(32,171)	513,595	(1,778,219)	1,176,659	(1,793,732)

Financing Activities:
Short-term borrowings, net	-	9,306	(21,944)	-	27,972	-	15,334
Long-term debt and capital lease obligations, net	1,713	1,943,267	-	(521,303)	(418,270)	467,760	1,473,167
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(82,500)	-	(82,500)
Proceeds from exercise of stock options	-	19,471	-	-	3,277	-	22,748
Dividends paid	-	(271,733)	-	-	-	-	(271,733)
Capital increase (decrease)	-	-	-	-	1,590,083	(1,590,083)	-
Distributions to noncontrolling interest	-	-	-	-	(79,334)	-	(79,334)
Contributions from noncontrolling interest	-	-	-	-	11,763	-	11,763
Net cash provided by (used in) financing activities	1,713	1,700,311	(21,944)	(521,303)	1,052,991	(1,122,323)	1,089,445

Effect of exchange rate changes on cash and cash equivalents	-	1,065	(12)	-	(8,640)	-	(7,587)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	-	88,423	283	-	133,005	(1,625)	220,086
Cash and cash equivalents at beginning of period	1	2	144	-	457,145	-	457,292
Cash and cash equivalents at end of period	$1	$88,425	$427	$-	$590,150	$(1,625)	$677,378

	For the six months ended June 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$1,219	$481,462	$9,240	$326,194	$400,271	$(683,187)	$535,199
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(358,305)	-	(332,306)	-	690,611	-
Depreciation and amortization	-	682	22,927	5,769	249,455	(6,560)	272,273
Change in deferred taxes, net	-	15,286	1,572	-	41,884	(5,406)	53,336
(Gain) loss on sale of fixed assets and investments	-	-	58	-	(991)	-	(933)
(Gain) loss on investments	-	1,833	-	-	-	(1,833)	-
Compensation expense related to stock options	-	14,631	-	-	-	-	14,631
Cash inflow (outflow) from hedging	-	-	-	-	(58,581)	-	(58,581)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(21,238)	-	(242,271)	-	(263,509)
Inventories	-	-	(33,466)	-	(104,067)	17,208	(120,325)
Prepaid expenses and other current and non-current assets	-	(28,927)	(19,192)	(44,068)	13,341	755	(78,091)
Accounts receivable from / payable to related parties	(612)	(688,780)	(65,753)	6,577	793,654	(41,142)	3,944
Accounts payable, accrued expenses and other current and non-current liabilities	2,976	(38,526)	45,519	(218)	145,157	245	155,153
Income tax payable	715	23,075	-	(3,982)	(32,506)	(13,836)	(26,534)
Net cash provided by (used in) operating activities	4,298	(577,569)	(60,333)	(42,034)	1,205,346	(43,145)	486,563

Investing Activities:
Purchases of property, plant and equipment	-	(133)	(16,484)	-	(231,968)	10,201	(238,384)
Proceeds from sale of property, plant and equipment	-	-	22	-	8,066	-	8,088
Disbursement of loans to related parties	-	377,936	100	(798,172)	-	420,136	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(25,128)	(3,611)	-	(1,867,825)	774,106	(1,122,458)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	352,675	(19,973)	(798,172)	(2,091,727)	1,204,443	(1,352,754)

Financing Activities:
Short-term borrowings, net	310	102,267	80,150	(299)	(66,442)	-	115,986
Long-term debt and capital lease obligations, net	(62,102)	305,359	-	152,115	1,473,385	(420,136)	1,448,621
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	130,000	-	130,000
Proceeds from exercise of stock options	-	26,762	-	-	4,979	-	31,741
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	28,216	(774,106)	-
Distributions to noncontrolling interest	-	-	-	-	(61,735)	-	(61,735)
Contributions from noncontrolling interest	-	-	-	-	12,290	-	12,290
Net cash provided by (used in) financing activities	(4,292)	153,739	80,150	840,206	866,955	(1,194,264)	742,494

Effect of exchange rate changes on cash and cash equivalents	-	(75,852)	14	-	125,896	22	50,080
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	6	(147,007)	(142)	-	106,470	(32,944)	(73,617)
Cash and cash equivalents at beginning of period	-	147,177	225	-	342,524	32,944	522,870
Cash and cash equivalents at end of period	$6	$170	$83	$-	$448,994	$-	$449,253

Other comprehensive income statement segregated by issuers and guarantors
	For the six months ended June 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,099,181)	$718,998
Gain (loss) related to cash flow hedges	-	(5,916)	(9)	11,725	2,442	-	8,242
Actuarial gain (loss) on defined benefit pension plans	-	8	94	4,268	4,373	-	8,743
Gain (loss) related to foreign currency translation	-	26,112	18,886	-	(94,106)	1,492	(47,616)
Income tax (expense) benefit related to components of other comprehensive income	-	3,427	(51)	(7,993)	(19,341)	-	(23,958)
Other comprehensive income (loss), net of tax	-	23,631	18,920	8,000	(106,632)	1,492	(54,589)
Total comprehensive income	$2,162	$683,466	$30,050	$428,710	$617,710	$(1,097,689)	$664,409
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	59,249	59,249
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,162	$683,466	$30,050	$428,710	$617,710	$(1,156,938)	$605,160

	For the six months ended June 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,219	$481,462	$9,240	$326,194	$400,271	$(683,187)	$535,199
Gain (loss) related to cash flow hedges	-	(14,138)	(69)	23,882	(7,546)	-	2,129
Actuarial gain (loss) on defined benefit pension plans	-	-	-	1,783	1,782	-	3,565
Gain (loss) related to foreign currency translation	-	62,628	15,159	-	89,180	(609)	166,358
Income tax (expense) benefit related to components of other comprehensive income	-	5,215	20	(10,795)	(3,287)	-	(8,847)
Other comprehensive income (loss), net of tax	-	53,705	15,110	14,870	80,129	(609)	163,205
Total comprehensive income	$1,219	$535,167	$24,350	$341,064	$480,400	$(683,796)	$698,404
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	54,762	54,762
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,219	$535,167	$24,350	$341,064	$480,400	$(738,558)	$643,642

Acquisition of Liberty Dialysis Holdings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Business Acquisition [Line Items]
Trade accounts receivable	$ 2,932,835		$ 2,932,835		$ 2,798,318
Prepaid expenses and other current assets	942,903		942,903		1,035,366
Goodwill	11,164,974		11,164,974		9,186,650
Short Term Borrowings Due To Related Parties Current Acquisitions	52,212		52,212		28,013
Income tax payable, current	165,878		165,878		162,354
Revenue	3,427,973	3,137,623	6,676,728	6,121,474
Operating income	588,825	509,544	1,091,791	954,628
Liberty Dialysis Holdings [Member]
Business Acquisition [Line Items]
Business Acquisition Description Of Acquired Entity	On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”) and accounted for this transaction as a business combination, subject to finalization of the acquisition accounting which will be finalized when certain information arranged to be obtained has been received. LD Holdings mainly provides dialysis services in the United States through the 263 clinics it owns (the “Acquired Clinics”). As we expressly disclose in the Form 20-F (see Item 4B, “Information on the Company – Business Overview – Our Strategy and Competitive Strengths,”) it is part of our stated strategy to expand and complement our existing business through acquisitions. Generally, these acquisitions do not change our business model and are easy to integrate without disruption to our existing business, requiring little or no realignment of our structures. The Liberty Acquisition is consistent in this regard as it involves the acquisition of dialysis clinics, a business in which we are already engaged and, therefore, merely supplements our existing business. Total consideration for the Liberty Acquisition was $2,161,438, consisting of $1.692.645 cash, net of cash acquired and $468,793 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $189,000, is included as non-cash consideration. The estimated fair value has been determined based on the discounted cash flow method, utilizing an approximately 13% discount rate. In addition to the Company’s investment, it also had a loan receivable of $279,793 from Renal Advantage Partners, LLC which was retired as part of the transaction. This retirement is also considered non-cash consideration bringing the total non-cash consideration in the Liberty Acquisition to $468,793.
Other current assets	153,360		153,360
Trade accounts receivable	156,380		156,380
Prepaid expenses and other current assets	44,637		44,637
Property, Plant and Equipment	174,400		174,400
Intangible Assets, Current	102,921		102,921
Goodwill	1,967,135		1,967,135
Acquisition Accounts Payable	(124,366)		(124,366)
Short Term Borrowings Due To Related Parties Current Acquisitions	(69,065)		(69,065)
Income tax payable, current	(36,098)		(36,098)
Other Noncontrolling Interests	(165,100)		(165,100)
Other Liabilities	(26,400)		(26,400)
Total acquisition cost	2,177,804		2,177,804
Long-term notes receivable	(282,784)		(282,784)
Investment at acquisition date	(201,915)		(201,915)
Obligations assumed in connection with acquisition	(11,687)		(11,687)
Total noncash items	(496,386)		(496,386)
Net cash paid	1,681,418		1,681,418
Revenue			295,568
Operating income			$ 72,668

Acquisition of Liberty Dialysis Holdings - Pro Forma (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Pro Forma [Line Items]
Pro forma net revenue	$ 3,420,560	$ 3,295,786	$ 6,782,198	$ 6,428,592
Pro forma net income attributable to the shareholders of FMC-AG & co. KGaA	$ 266,093	$ 261,603	$ 529,400	$ 479,681
Pro forma income per ordinary share
Basic	$ 0.87	$ 0.86	$ 1.74	$ 1.59
Fully diluted	$ 0.87	$ 0.86	$ 1.73	$ 1.58

Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 4,097,674	$ 3,609,945
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	1,926,433	1,805,775
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	201,709	192,844
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	1,775,378	1,499,652
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 194,154	$ 111,674

Related Party Transactions (Details)	3 Months Ended	6 Months Ended			6 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	6 Months Ended					3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Cash Pooling Agreement [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] EUR (€)	Jun. 30, 2012 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Cash Pooling Agreement [Member] EUR (€)	Jun. 30, 2012 Fresenius SE [Member] Taxes Payable [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Taxes Payable [Member] EUR (€)	Jun. 30, 2012 General Partner [Member] USD ($)	Jun. 30, 2012 General Partner [Member] EUR (€)	Jun. 30, 2012 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2011 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2012 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2011 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2012 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE Subsidiary [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	$ 30.30%
Amount of transaction							38,418,000	34,251,000	32,099,000	3,184,000	3,144,000	3,269,000	12,660,000	12,910,000	9,689,000	12,646,000	9,812,000	7,184,000	24,488,000	25,989,000	22,553,000						6,453,000	6,108,000	4,983,000	8,565,000	12,869,000	15,591,000	655,000
Due to related parties	$ 188,083,000	$ 188,083,000	$ 111,226,000	$ 32,871,000	$ 32,860,000	€ 26,100,000																€ 24,600,000	$ 7,760,000	€ 5,747,000	$ 2,003,000	€ 1,500,000								$ 1,588,000
Interest rate					2.61%	2.61%																1.94%	6.00%	6.00%	1.34%	1.34%								6.15%
Date of repayment		May 23, 2014			Oct 31, 2011	Oct 31, 2011																Jan 3, 2011			Aug 19, 2011	Aug 19, 2011								Apr 14, 2013

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 175,440	$ 163,030
Work in process	73,805	60,128
Finished goods	652,414	610,569
Health care supplies	131,687	133,769
Inventories	$ 1,033,346	$ 967,496

Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Fresenius SE [Member]	Jun. 30, 2012 General Partner [Member]
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 99,360	$ 91,899
Accounts receivable facility	3,620	6,902
Related Party Transaction [Line Items]
Related Party Transaction Rate			2.61%	1.34%
Short-term borrowings and other financial liabilities	102,980	98,801
Short Term Borrowings Due To Related Parties Current Acquisitions	52,212	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 155,192	$ 126,814

Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified	3 Months Ended															3 Months Ended				3 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Long Term Debt [Member] USD ($)	Dec. 31, 2011 Long Term Debt [Member] USD ($)	Jun. 30, 2012 Amended 2006 Senior Credit Agreement [Member] USD ($)	Dec. 31, 2011 Amended 2006 Senior Credit Agreement [Member] USD ($)	Jun. 30, 2012 Term Loan A [Member] USD ($)	Dec. 31, 2011 Term Loan A [Member] USD ($)	Jun. 30, 2012 Term Loan B [Member] USD ($)	Dec. 31, 2011 Term Loan B [Member] USD ($)	Jun. 30, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Jun. 30, 2012 Senior Notes 5.25 Percent [Member]	Jun. 30, 2012 Senior Notes January 2012 [Member]	Jun. 30, 2012 Senior Notes January 2012 5 5/8% [Member] USD ($)	Jun. 30, 2012 Seniornotesjanuary 2012578 [Member] USD ($)	Jun. 30, 2012 Senior Notes Janaury 2012 Euro [Member] USD ($)	Jun. 30, 2012 Senior Notes Janaury 2012 Euro [Member] EUR (€)	Jun. 30, 2012 Euro Notes [Member] USD ($)	Dec. 31, 2011 Euro Notes [Member] USD ($)	Jun. 30, 2012 EIB Agreements [Member] USD ($)	Dec. 31, 2011 EIB Agreements [Member] USD ($)
Debt Instrument [Line Items]
Senior Credit Agreement						$ 2,668,137	$ 2,795,589
Senior Long Term Notes														4,663,343	2,883,009							244,718	258,780	340,878	345,764
Capital lease obligations	15,984		17,993
Other	243,668		248,951
Long-term debt and capital lease obligations	8,628,728		7,084,586
Less current maturities	3,085,803		1,589,776
Total long-term debt less current maturities	5,542,925		5,494,810
Maximum amount available						3,493,187	3,936,619	1,155,000	1,215,000	1,138,187	1,521,619	1,200,000	1,200,000
Balance outstanding						2,668,137	2,795,589	1,155,000	1,215,000	1,138,187	1,521,619	374,950	58,970
Line of credit outstanding which reduces available borrowings under the revolving credit facility	160,984	180,766
Senior Notes Issued January 2012 [Abstract]
Issuance date																	January 26, 2012
Issuer																FMC Finance VIII S.A.	Fresenius Medical Care US Finance II, Inc.
Face amount																		800,000	700,000	328,625	250,000
Stated interest rate																		5.63%	5.88%	5.25%	5.25%
Maturity date																	Jul 31, 2019			Jul 31, 2019	Jul 31, 2019
Call feature																	US Finance and Finance VII may redeem the 5.625% and 5.875% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.625% and 5.875% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes.
Accounts receivable facility	$ 3,620		$ 6,902	$ 452,000	$ 534,500

Stock Options (Details) (EUR €)	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock no par value (in Euros)	€ 1

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Numerators:
Income attributable to the Company	$ 289,337	$ 260,761	$ 659,835	$ 481,462
Less: Dividend preference on Preference shares	25	28	51	55
Income available to all classes of shares	$ 289,312	$ 260,733	$ 659,784	$ 481,407
Denominators:
Weighted average number of ordinary shares outstanding	300,415,725	298,559,749	300,310,425	298,427,098
Weighted average number of preference shares outstanding	3,966,600	3,958,515	3,966,301	3,957,978
Total weighted average shares outstanding	304,382,325	302,518,264	304,276,726	302,385,076
Potentially dilutive Ordinary shares	2,405,628	2,336,573	2,372,829	2,095,345
Potentially dilutive Preference shares	18,019	21,174	18,145	20,432
Total weighted average Ordinary shares outstanding assuming dilution	302,821,353	300,896,322	302,683,254	300,522,443
Total weighted average Preference shares outstanding assuming dilution	3,984,619	3,979,689	3,984,446	3,978,410
Basic income per Ordinary share	$ 0.95	$ 0.86	$ 2.17	$ 1.59
Plus preference per Preference shares	$ 0.01	$ 0.01	$ 0.01	$ 0.02
Basic income per Preference share	$ 0.96	$ 0.87	$ 2.18	$ 1.61
Fully diluted income per Ordinary share	$ 0.94	$ 0.86	$ 2.15	$ 1.58
Plus preference per Preference shares	$ 0.01	$ 0	$ 0.01	$ 0.01
Fully diluted income per Preference share	$ 0.95	$ 0.86	$ 2.16	$ 1.59

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 2,645	$ 2,735	$ 5,337	$ 5,357
Interest cost	6,446	6,139	12,938	12,175
Expected return on plan assets	(3,825)	(4,275)	(7,650)	(8,550)
Amortization of unrealized losses		1,801	8,743	3,601
Net periodic benefit costs	$ 9,636	$ 6,400	$ 19,368	$ 12,583

Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 540,980	$ 410,491	$ 540,980	$ 410,491
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			410,491
Dividends paid			271,733		280,649
Purchase (sale) of noncontrolling interests			89,917		3,789
Cash contributions from noncontrolling interests			38,417		59,066
Changes in fair value of noncontrolling interests			(40,173)		(86,233)
Net Income	325,304	286,084	718,998	535,199
Other comprehensive income (loss), net of tax	(156,494)	42,636	(54,589)	163,205
Noncontrolling interests subject to put provisions ending balance	540,980		540,980		410,491
Put provisions exercisable	149,815		149,815
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Dividends paid	(25,880)	(43,104)
Purchase (sale) of noncontrolling interests	85,113	37,786
Cash contributions from noncontrolling interests	3,809	7,222
Changes in fair value of noncontrolling interests	40,173	86,233
Net Income	27,449	42,857
Other comprehensive income (loss), net of tax	(175)	(212)
Noncontrolling interests subject to put provisions ending balance		$ 279,709		$ 279,709

Commitments and Contingencies (Details) (Insurance Claims [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Insurance Claims [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual Carrying Value Current	$ 115,000

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 677,378	$ 677,378	$ 457,292	$ 449,253	$ 522,870
Liabilities:
Short-term borrowings	102,980	102,980	98,801
Short-term borrowings from related parties	52,212	52,212	28,013
Noncontrolling interests subject to put provisions	540,980	540,980	410,491
Notional amount of foreign currency cash flow hedge derivatives	644,837	644,837	1,278,764
Notional amount of foreign currency derivative instruments not designated as hedging instruments	1,300,655	1,300,655		2,149,440
Notional amount of interest rate derivatives				2,650,000
Reclassification from accumulated OCI into earnings, time estimate	12 months	11,518
Amount of additional interest expense expected to be reclassified into earnings	18,734
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	41	41
Maximum remaining maturity of interest rate cash flow hedges		52
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	244,718	244,718	258,780
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,663,343	4,663,343	2,883,009
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	677,378	677,378	457,292
Accounts receivable	3,139,335	3,139,335	2,909,326
Long-term notes receivable			234,490
Liabilities:
Accounts Payable	703,487	703,487	652,649
Short-term borrowings	102,980	102,980	98,801
Short-term borrowings from related parties	52,212	52,212	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	1,052,530	1,052,530	1,147,209
Senior Credit Agreement	2,668,137	2,668,137	2,795,589
Senior Long Term Notes	244,718	244,718	258,780
Noncontrolling interests subject to put provisions	540,980	540,980	410,491
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	4,663,343	4,663,343	2,883,009
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	677,378	677,378	457,292
Accounts receivable	3,139,335	3,139,335	2,909,326
Long-term notes receivable			233,514
Liabilities:
Accounts Payable	703,487	703,487	652,649
Short-term borrowings	102,980	102,980	98,801
Short-term borrowings from related parties	52,212	52,212	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	1,052,530	1,052,530	1,147,209
Senior Credit Agreement	2,655,855	2,655,855	2,774,951
Noncontrolling interests subject to put provisions	540,980	540,980	410,491
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	4,852,192	4,852,192	2,989,307
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 249,956	$ 249,956	$ 265,655

Financial Instruments (Details 1) (Significant Observable Inputs (Level 2), USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	$ 2,880	$ 4,859
Liabilities	(27,248)	(160,269)
Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	16,428	58,142
Liabilities	(22,274)	(38,701)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	2,739	4,117
Liabilities	(23,259)	(24,908)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	15,184	56,760
Liabilities	(20,967)	(37,242)
Interest Rate Contract Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities		(130,579)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	141	742
Liabilities		(3,706)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	1,244	1,382
Liabilities	(1,307)	(1,459)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	$ (3,989)	$ (1,076)

Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 10,527
ineffectiveness	226
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	3,970	(1,029)
Amount of (Gain) or Loss Recognized in Income on Derivatives	4,272	3,158
Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(4,913)	6,916
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	8,883	(7,945)
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	1,608	(19,155)
Interest Income Expense [Member] | Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives		2,562
Interest Income Expense [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	1,006	200
Interest Income Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	3,066	5,559
Cost Of Sale [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(7,261)	396
Selling, General and Administrative Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ (1,458)	$ (24,714)

Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,427,973	$ 3,137,623	$ 6,676,728	$ 6,121,474
Segment depreciation and amortization	(150,877)	(136,289)	(294,251)	(272,273)
Operating income	588,825	509,544	1,091,791	954,628
Income from equity method investees	3,858	8,880	9,355	16,462
Segment assets	21,744,410		21,744,410		19,532,850
thereof investment in equity method investees	603,616		603,616		692,025
Capital expenditures, acquisitions and investments	198,382	904,884	2,025,602	60,004
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,419,594	3,133,438	6,660,267	6,113,422
Inter - segment revenue	3,088	1,815	6,540	3,509
Segment revenue	3,422,682	3,135,253	6,666,807	6,116,931
Segment depreciation and amortization	(122,027)	(109,377)	(236,970)	(217,953)
Operating income	638,307	551,601	1,181,052	1,034,717
Income from equity method investees	8,400	8,880	11,449	16,462
Segment assets	19,484,012	16,957,094	19,484,012	16,957,094
thereof investment in equity method investees	606,330	344,986	606,330	344,986
Capital expenditures, acquisitions and investments	162,397	872,192	1,961,864	1,300,838
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,248,692	1,970,990	4,353,276	3,895,741
Inter - segment revenue	3,088	1,815	6,540	3,509
Segment revenue	2,251,780	1,972,805	4,359,816	3,899,250
Segment depreciation and amortization	(79,113)	(66,555)	(151,129)	(134,782)
Operating income	431,084	348,457	778,917	660,563
Income from equity method investees	8,338	8,849	11,320	16,367
Segment assets	13,788,169	11,415,424	13,788,169	11,415,424
thereof investment in equity method investees	246,161	339,230	246,161	339,230
Capital expenditures, acquisitions and investments	101,463	74,555	1,862,044	462,425
Exclusion of non-cash acquisitions			6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,170,902	1,162,448	2,306,991	2,217,681
Segment revenue	1,170,902	1,162,448	2,306,991	2,217,681
Segment depreciation and amortization	(42,914)	(42,822)	(85,841)	(83,171)
Operating income	207,223	203,144	402,135	374,154
Income from equity method investees	62	31	129	95
Segment assets	5,695,843	5,541,670	5,695,843	5,541,670
thereof investment in equity method investees	360,169	5,756	360,169	5,756
Capital expenditures, acquisitions and investments	60,934	797,637	99,820	838,413
Exclusion of non-cash acquisitions			1,731	8,884
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	8,379	4,185	16,461	8,052
Inter - segment revenue	(3,088)	(1,815)	(6,540)	(3,509)
Segment revenue	5,291	2,370	9,921	4,543
Segment depreciation and amortization	(28,850)	(26,912)	(57,281)	(54,320)
Operating income	(49,482)	(42,057)	(89,261)	(80,089)
Income from equity method investees	(4,542)		(2,094)
Segment assets	2,260,398	2,095,540	2,260,398	2,095,540
thereof investment in equity method investees	(2,714)		(2,714)
Capital expenditures, acquisitions and investments	35,985	32,692	63,738
Exclusion of non-cash acquisitions				$ 2,125

Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Supplementary cash flow information:
Cash paid for interest	$ 155,263	$ 117,966
Cash paid for income taxes, net of tax refund	229,128	242,776
Cash inflow for income taxes from stock option exercises	3,277	4,980
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(2,337,691)	(874,302)
Liabilities assumed	226,377	37,555
Noncontrolling interest	95,418	1,441
Notes assumed in connection with acquisition	15,102	1,731
Noncontrolling Interest Subject To Put Provisions	87,201
Cash paid	(1,913,593)	(833,575)
Less cash acquired	170,301	12,435
Net cash paid for acquisition	$ (1,743,292)	$ (821,140)

Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income
Net revenue	$ 3,427,973	$ 3,137,623	$ 6,676,728	$ 6,121,474
Cost of revenues	2,301,099	2,108,617	4,480,345	4,144,581
Gross profit	1,126,874	1,029,006	2,196,383	1,976,893
Selling, general and administrative			1,049,132	969,333
Research and development	26,938	26,783	55,460	52,932
Operating income	588,825	509,544	1,091,791	954,628
Other (income) expense:
Interest, net			203,075	146,169
Gain on the sale of dialysis clinics	(24,647)		(33,961)
Income before income taxes	497,545	434,940	1,028,316	808,459
Income tax expense	172,241	148,856	309,318	273,260
Net Income	325,304	286,084	718,998	535,199
(Loss) gain related to cash flow hedges	12,525	(1,855)	8,242	2,129
Actuarial gains (losses) on defined benefit pension plans	4,370	1,782	8,743	3,565
(Loss) gain related to foreign currency translation	(168,412)	47,405	(47,616)	166,358
Income tax (expense) benefit related to components of other comprehensive income	(4,977)	(4,696)	(23,958)	(8,847)
Less: Net income attributable to noncontrolling interests	35,967	25,323	59,163	53,737
Income attributable to the Company	289,337	260,761	659,835	481,462
Current assets:
Cash and cash equivalents	677,378	449,253	677,378	449,253	457,292	522,870
Trade accounts receivable less allowance for doubtful accounts of $348,260 in 2012 and $299,751 in 2011	2,932,835		2,932,835		2,798,318
Accounts receivable from related parties	206,500		206,500		111,008
Inventories	1,033,346		1,033,346		967,496
Prepaid expenses and other current assets	942,903		942,903		1,035,366
Deferred tax asset, current	270,382		270,382		325,539
Total current assets	6,063,344		6,063,344		5,695,019
Property, plant and equipment, net	2,798,792		2,798,792		2,629,701
Intangible assets	729,287		729,287		686,652
Goodwill	11,164,974		11,164,974		9,186,650
Deferred tax asset, non-current	87,856		87,856		88,159
Total assets	21,744,410		21,744,410		19,532,850
Current liabilities:
Accounts payable	515,404		515,404		541,423
Accounts payable to related parties	188,083		188,083		111,226
Accrued expenses and other current liabilities	1,727,294		1,727,294		1,704,273
Short-term borrowings and other financial liabilities	102,980		102,980		98,801
Short Term Borrowings Due To Related Parties Current Acquisitions	52,212		52,212		28,013
Current portion of long-term debt and capital lease obligations	3,085,803		3,085,803		1,589,776
Income tax payable, current	165,878		165,878		162,354
Deferred tax liability, current	32,842		32,842		26,745
Total current liabilities	5,870,496		5,870,496		4,262,611
Total long-term debt less current maturities	5,542,925		5,542,925		5,494,810
Other liabilities	258,032		258,032		236,628
Pension liabilities	294,412		294,412		290,493
Income tax payable, non-current	175,535		175,535		189,000
Deferred tax liability, non-current	589,851		589,851		587,800
Total liabilities	12,731,251		12,731,251		11,061,342
Noncontrolling interests subject to put provisions	540,980		540,980		410,491
Company shareholders' equity	8,227,212		8,227,212		7,901,552
Noncontrolling interests not subject to put provisions	244,967		244,967		159,465
Total equity	8,472,179		8,472,179		8,061,017	7,523,911
Total liabilities and equity	21,744,410		21,744,410		19,532,850
Consolidated Statements of Comprehensive Income
Net Income	325,304	286,084	718,998	535,199
(Loss) gain related to cash flow hedges	12,525	(1,855)	8,242	2,129
Actuarial gains (losses) on defined benefit pension plans	4,370	1,782	8,743	3,565
(Loss) gain related to foreign currency translation	(168,412)	47,405	(47,616)	166,358
Income tax (expense) benefit related to components of other comprehensive income	(4,977)	(4,696)	(23,958)	(8,847)
Other comprehensive income (loss), net of tax	(156,494)	42,636	(54,589)	163,205
Total comprehensive income	168,810	328,720	664,409	698,404
Comprehensive income attributable to noncontrolling interests	(35,212)	(26,080)	(59,249)	(54,762)
Comprehensive income attributable to the Company	133,598	302,640	605,160	643,642
D GmbH [Member]
Current liabilities:
Total current liabilities					1,193,790
Issuers [Member] | FMC Finance III [Member]
Consolidated Statements of Income
Selling, general and administrative				2
Operating income				(2)
Other (income) expense:
Interest, net				(1,936)
Income before income taxes				1,934
Income tax expense				715
Net Income				1,219
Income attributable to the Company				1,219
Current assets:
Cash and cash equivalents		6		6
Consolidated Statements of Comprehensive Income
Net Income				1,219
Issuers [Member] | FMC US Finance [Member]
Other (income) expense:
Interest, net			(3,412)
Income before income taxes			3,412
Income tax expense			1,250
Net Income			2,162
Income attributable to the Company			2,162
Current assets:
Cash and cash equivalents	1		1		1
Accounts receivable from related parties	1,269,897		1,269,897		1,273,649
Total current assets	1,269,898		1,269,898		1,273,650
Other assets	0		0
Total assets	1,269,898		1,269,898		1,273,650
Current liabilities:
Accounts payable to related parties	0		0		3,700
Accrued expenses and other current liabilities	29,770		29,770		29,771
Income tax payable, current	0		0		2,016
Total current liabilities	29,770		29,770		35,487
Total long-term debt less current maturities	1,174,863		1,174,863		1,177,329
Total liabilities	1,206,901		1,206,901		1,212,816
Company shareholders' equity	62,997		62,997		60,834
Total equity	62,997		62,997		60,834
Total liabilities and equity	1,269,898		1,269,898		1,273,650
Consolidated Statements of Comprehensive Income
Net Income			2,162
Total comprehensive income			2,162
Comprehensive income attributable to the Company			2,162	1,219
Guarantors [Member] | FMC Finance III [Member]
Consolidated Statements of Comprehensive Income
Total comprehensive income				1,219
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative			5,066	36,236
Operating income			(5,066)	(36,236)
Other (income) expense:
Interest, net			103,541	40,063
Other, net			(817,512)	(611,365)
Income before income taxes			708,905	535,066
Income tax expense			49,070	53,604
Net Income			659,835	481,462
(Loss) gain related to cash flow hedges			(5,916)	(14,138)
Actuarial gains (losses) on defined benefit pension plans			8
(Loss) gain related to foreign currency translation			26,112	62,628
Income tax (expense) benefit related to components of other comprehensive income			3,427	5,215
Income attributable to the Company			659,835	481,462
Current assets:
Cash and cash equivalents	88,425	170	88,425	170	2
Accounts receivable from related parties	3,770,059		3,770,059		3,507,671
Prepaid expenses and other current assets	78,691		78,691		195,428
Deferred tax asset, current	137		137		32,466
Total current assets	3,937,312		3,937,312		3,735,567
Property, plant and equipment, net	588		588		356
Intangible assets	630		630		266
Deferred tax asset, non-current	37,657		37,657		15,923
Other assets	10,135,096		10,135,096		8,142,771
Total assets	14,111,283		14,111,283		11,894,883
Current liabilities:
Accounts payable	1,447		1,447		668
Accounts payable to related parties	1,593,625		1,593,625		1,547,946
Accrued expenses and other current liabilities	23,316		23,316		156,119
Short-term borrowings and other financial liabilities	63		63		94
Current portion of long-term debt and capital lease obligations	729,143		729,143		295,825
Income tax payable, current	114,053		114,053		128,218
Total current liabilities	2,461,647		2,461,647		2,128,870
Total long-term debt less current maturities	346,304		346,304		507,898
Long term borrowings from related parties	3,064,575		3,064,575		1,348,717
Other liabilities	5,371		5,371		2,424
Pension liabilities	5,922		5,922		5,163
Income tax payable, non-current	252		252		259
Total liabilities	5,884,071		5,884,071		3,993,331
Company shareholders' equity	8,227,212		8,227,212		7,901,552
Total equity	8,227,212		8,227,212		7,901,552
Total liabilities and equity	14,111,283		14,111,283		11,894,883
Consolidated Statements of Comprehensive Income
Net Income			659,835	481,462
(Loss) gain related to cash flow hedges			(5,916)	(14,138)
Actuarial gains (losses) on defined benefit pension plans			8
(Loss) gain related to foreign currency translation			26,112	62,628
Income tax (expense) benefit related to components of other comprehensive income			3,427	5,215
Other comprehensive income (loss), net of tax			23,631	53,705
Total comprehensive income			683,466	535,167
Comprehensive income attributable to the Company			683,466	535,167
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			928,262	934,792
Cost of revenues			587,675	584,172
Gross profit			340,587	350,620
Selling, general and administrative			104,788	97,705
Research and development			34,134	34,212
Operating income			201,665	218,703
Other (income) expense:
Interest, net			1,741	3,809
Other, net			130,561	144,905
Income before income taxes			69,363	69,989
Income tax expense			58,233	60,749
Net Income			11,130	9,240
(Loss) gain related to cash flow hedges			(9)	(69)
Actuarial gains (losses) on defined benefit pension plans			94
(Loss) gain related to foreign currency translation			18,886	15,159
Income tax (expense) benefit related to components of other comprehensive income			(51)	20
Income attributable to the Company			11,130	9,240
Current assets:
Cash and cash equivalents	427	83	427	83	144
Trade accounts receivable less allowance for doubtful accounts of $348,260 in 2012 and $299,751 in 2011	152,609		152,609		143,313
Accounts receivable from related parties	1,215,051		1,215,051		1,058,327
Inventories	269,616		269,616		224,601
Prepaid expenses and other current assets	34,694		34,694		16,973
Total current assets	1,672,397		1,672,397		1,443,358
Property, plant and equipment, net	178,956		178,956		175,798
Intangible assets	53,875		53,875		54,811
Goodwill	52,337		52,337		53,788
Deferred tax asset, non-current	1,283		1,283		2,457
Other assets	654,872		654,872		653,871
Total assets	2,613,720		2,613,720		2,384,083
Current liabilities:
Accounts payable	32,752		32,752		26,463
Accounts payable to related parties	1,261,800		1,261,800		1,057,625
Accrued expenses and other current liabilities	119,203		119,203		102,410
Deferred tax liability, current	10,958		10,958		7,292
Total current liabilities	1,424,713		1,424,713
Long term borrowings from related parties	193,582		193,582		203,156
Other liabilities	12,963		12,963		12,977
Pension liabilities	148,930		148,930		146,555
Total liabilities	1,780,188		1,780,188		1,556,478
Company shareholders' equity	833,532		833,532		827,605
Total equity	833,532		833,532		827,605
Total liabilities and equity	2,613,720		2,613,720		2,384,083
Consolidated Statements of Comprehensive Income
Net Income			11,130	9,240
(Loss) gain related to cash flow hedges			(9)	(69)
Actuarial gains (losses) on defined benefit pension plans			94
(Loss) gain related to foreign currency translation			18,886	15,159
Income tax (expense) benefit related to components of other comprehensive income			(51)	20
Other comprehensive income (loss), net of tax			18,920	15,110
Total comprehensive income			30,050	24,350
Comprehensive income attributable to the Company			30,050	24,350
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative			68,031	(52,627)
Operating income			(68,031)	52,627
Other (income) expense:
Interest, net			72,356	62,721
Other, net			(505,714)	(332,306)
Income before income taxes			365,327	322,212
Income tax expense			(55,383)	(3,982)
Net Income			420,710	326,194
(Loss) gain related to cash flow hedges			11,725	23,882
Actuarial gains (losses) on defined benefit pension plans			4,268	1,783
Income tax (expense) benefit related to components of other comprehensive income			(7,993)	(10,795)
Income attributable to the Company			420,710	326,194
Current assets:
Accounts receivable from related parties	2,373,986		2,373,986		700,929
Prepaid expenses and other current assets	150		150		50
Total current assets	2,374,136		2,374,136		700,979
Other assets	11,083,662		11,083,662		10,995,245
Total assets	13,457,798		13,457,798		11,696,224
Current liabilities:
Accounts payable to related parties	3,132,166		3,132,166		1,557,976
Accrued expenses and other current liabilities	349,723		349,723		2,132
Current portion of long-term debt and capital lease obligations	1,173,207		1,173,207		1,142,224
Total current liabilities	4,655,096		4,655,096		2,702,332
Total long-term debt less current maturities	0		0		438,366
Long term borrowings from related parties	408,942		408,942		408,942
Other liabilities	0		0		183,839
Total liabilities	5,064,038		5,064,038		3,733,479
Company shareholders' equity	8,393,760		8,393,760		7,962,745
Total equity	8,393,760		8,393,760		7,962,745
Total liabilities and equity	13,457,798		13,457,798		11,696,224
Consolidated Statements of Comprehensive Income
Net Income			420,710	326,194
(Loss) gain related to cash flow hedges			11,725	23,882
Actuarial gains (losses) on defined benefit pension plans			4,268	1,783
Income tax (expense) benefit related to components of other comprehensive income			(7,993)	(10,795)
Other comprehensive income (loss), net of tax			8,000	14,870
Total comprehensive income			428,710	341,064
Comprehensive income attributable to the Company			428,710	341,064
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			7,183,245	6,567,892
Cost of revenues			5,317,223	4,919,388
Gross profit			1,866,022	1,648,504
Selling, general and administrative			836,598	890,695
Research and development			21,326	18,720
Operating income			1,008,098	739,089
Other (income) expense:
Interest, net			28,849	47,235
Income before income taxes			1,118,849	691,854
Income tax expense			394,507	291,583
Net Income			724,342	400,271
(Loss) gain related to cash flow hedges			2,442	(7,546)
Actuarial gains (losses) on defined benefit pension plans			4,373
(Loss) gain related to foreign currency translation			(94,106)	89,180
Income tax (expense) benefit related to components of other comprehensive income			(19,341)	(3,287)
Income attributable to the Company			724,342	400,271
Current assets:
Cash and cash equivalents	590,150	448,994	590,150	448,994	457,145
Trade accounts receivable less allowance for doubtful accounts of $348,260 in 2012 and $299,751 in 2011	2,780,226		2,780,226		2,655,005
Accounts receivable from related parties	7,494,977		7,494,977		4,214,468
Inventories	884,407		884,407		857,521
Prepaid expenses and other current assets	827,826		827,826		834,932
Deferred tax asset, current	273,750		273,750		266,164
Total current assets	12,851,336		12,851,336		9,285,235
Property, plant and equipment, net	2,727,691		2,727,691		2,560,913
Intangible assets	674,782		674,782		631,575
Goodwill	11,112,637		11,112,637		9,132,862
Deferred tax asset, non-current	107,532		107,532		125,462
Other assets	(6,781,098)		(6,781,098)		(6,082,225)
Total assets	20,692,880		20,692,880		15,653,822
Current liabilities:
Accounts payable	481,205		481,205		514,292
Accounts payable to related parties	10,232,255		10,232,255		6,697,551
Accrued expenses and other current liabilities	1,194,954		1,194,954		1,406,886
Short-term borrowings and other financial liabilities	102,917		102,917		98,707
Short Term Borrowings Due To Related Parties Current Acquisitions	(1,621)		(1,621)		(25,820)
Current portion of long-term debt and capital lease obligations	1,183,453		1,183,453		151,727
Income tax payable, current	65,973		65,973		32,120
Deferred tax liability, current	62,703		62,703		28,799
Total current liabilities	13,321,839		13,321,839		8,904,262
Total long-term debt less current maturities	7,509,431		7,509,431		7,372,794
Long term borrowings from related parties	(1,836,817)		(1,836,817)		(399,065)
Other liabilities	215,232		215,232		11,553
Pension liabilities	139,560		139,560		138,775
Income tax payable, non-current	59,020		59,020		50,309
Deferred tax liability, non-current	611,342		611,342		608,444
Total liabilities	20,019,607		20,019,607		16,687,072
Noncontrolling interests subject to put provisions	540,980		540,980
Company shareholders' equity	(112,674)		(112,674)		(1,603,206)
Noncontrolling interests not subject to put provisions	244,967		244,967
Total equity	132,293		132,293		(1,443,741)
Total liabilities and equity	20,692,880		20,692,880		15,653,822
Consolidated Statements of Comprehensive Income
Net Income			724,342	400,271
(Loss) gain related to cash flow hedges			2,442	(7,546)
Actuarial gains (losses) on defined benefit pension plans			4,373
(Loss) gain related to foreign currency translation			(94,106)	89,180
Income tax (expense) benefit related to components of other comprehensive income			(19,341)	(3,287)
Other comprehensive income (loss), net of tax			(106,632)	80,129
Total comprehensive income			617,710	480,400
Comprehensive income attributable to the Company			617,710	480,400
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(1,434,779)	(1,381,210)
Cost of revenues			(1,424,553)	(1,358,979)
Gross profit			(10,226)	(22,231)
Selling, general and administrative			34,649	(2,678)
Operating income			(44,875)	(19,553)
Other (income) expense:
Interest, net				(5,723)
Other, net			1,192,665	798,766
Income before income taxes			(1,237,540)	(812,596)
Income tax expense			(138,359)	(129,409)
Net Income			(1,099,181)	(683,187)
(Loss) gain related to foreign currency translation			1,492	(609)
Less: Net income attributable to noncontrolling interests			59,163	53,737
Income attributable to the Company			(1,158,344)	(736,924)
Current assets:
Cash and cash equivalents		0		0
Accounts receivable from related parties	(15,917,470)		(15,917,470)		(10,644,036)
Inventories	(120,677)		(120,677)		(114,626)
Prepaid expenses and other current assets	1,542		1,542		(12,017)
Deferred tax asset, current	(3,505)		(3,505)		26,909
Total current assets	(16,041,735)		(16,041,735)		(10,743,770)
Property, plant and equipment, net	(108,443)		(108,443)		(107,366)
Deferred tax asset, non-current	(58,616)		(58,616)		(55,683)
Other assets	(14,192,375)		(14,192,375)		(12,462,993)
Total assets	(30,401,169)		(30,401,169)		(23,369,812)
Current liabilities:
Accounts payable to related parties	(16,031,763)		(16,031,763)		(10,753,572)
Accrued expenses and other current liabilities	10,328		10,328		6,955
Short Term Borrowings Due To Related Parties Current Acquisitions	53,833		53,833		53,833
Income tax payable, current	(14,148)		(14,148)
Deferred tax liability, current	(40,819)		(40,819)		(9,346)
Total current liabilities	(16,022,569)		(16,022,569)		(10,702,130)
Total long-term debt less current maturities	(3,487,673)		(3,487,673)		(4,001,577)
Long term borrowings from related parties	(1,830,282)		(1,830,282)		(1,561,750)
Other liabilities	24,466		24,466		25,835
Income tax payable, non-current	113,995		113,995		138,432
Deferred tax liability, non-current	(21,491)		(21,491)		(20,644)
Total liabilities	(21,223,554)		(21,223,554)		(16,121,834)
Company shareholders' equity	(9,177,615)		(9,177,615)		(7,247,978)
Total equity	(9,177,615)		(9,177,615)		(7,247,978)
Total liabilities and equity	(30,401,169)		(30,401,169)		(23,369,812)
Consolidated Statements of Comprehensive Income
Net Income			(1,099,181)	(683,187)
(Loss) gain related to foreign currency translation			1,492	(609)
Other comprehensive income (loss), net of tax			1,492	(609)
Total comprehensive income			(1,097,689)	(683,796)
Comprehensive income attributable to noncontrolling interests			(59,249)	(54,762)
Comprehensive income attributable to the Company			$ (1,156,938)	$ (738,558)

Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended	6 Months Ended			12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011 Issuers [Member] FMC Finance III [Member]	Dec. 31, 2010 Issuers [Member] FMC Finance III [Member]	Jun. 30, 2012 Issuers [Member] FMC US Finance [Member]	Jun. 30, 2012 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Jun. 30, 2011 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Dec. 31, 2010 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Jun. 30, 2012 Guarantors [Member] D GmbH [Member]	Jun. 30, 2011 Guarantors [Member] D GmbH [Member]	Dec. 31, 2010 Guarantors [Member] D GmbH [Member]	Jun. 30, 2012 Guarantors [Member] FMCH [Member]	Jun. 30, 2011 Guarantors [Member] FMCH [Member]	Jun. 30, 2012 Non Guarantor Subsidiaries [Member]	Jun. 30, 2011 Non Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non Guarantor Subsidiaries [Member]	Jun. 30, 2012 Combining Adjustment [Member]	Jun. 30, 2011 Combining Adjustment [Member]	Dec. 31, 2010 Combining Adjustment [Member]
Operating Activities:
Net Income	$ 325,304	$ 286,084	$ 718,998	$ 535,199	$ 1,219		$ 2,162	$ 659,835	$ 481,462		$ 11,130	$ 9,240		$ 420,710	$ 326,194	$ 724,342	$ 400,271		$ (1,099,181)	$ (683,187)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions								(532,403)	(358,305)					(505,714)	(332,306)				1,038,117	690,611
Depreciation and amortization			294,251	272,273				221	682		23,540	22,927		0	5,769	284,698	249,455		(14,208)	(6,560)
Change in deferred taxes, net			64,934	53,336				14,485	15,286		5,121	1,572				48,162	41,884		(2,834)	(5,406)
(Gain) loss on sale of fixed assets and investments			(32,974)	(933)					0		20	58				(32,954)	(991)
Loss (gain) on investments									1,833			0					0			(1,833)
Stock Option Compensation Expense			12,949	14,631				(12,949)	14,631							0
Cash outflow from hedging			(14,074)	(58,581)												15,408
Investment gain	12,915		139,600					0								139,600
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(12,498)	(263,509)							(13,554)	(21,238)				1,056	(242,271)
Inventories, net			(64,821)	(120,325)							(52,595)	(33,466)				(19,998)	(104,067)		7,772	17,208
Prepaid expenses, other current and non-current assets			114,903	(78,091)	0		0	120,331	(28,927)		(21,321)	(19,192)		73,363	(44,068)	(56,650)	13,341		(820)	755
Accounts receivable from/payable to related parties			(18,758)	3,944	(612)		(4,127)	(241,016)	(688,780)		66,759	(65,753)		70,910	6,577	36,203	793,654		52,513	(41,142)
Accounts payable, accrued expenses and other current and non-current liabilities			17,328	155,153	2,976		0	(812)	(38,526)		35,310	45,519		3,822	(218)	(19,087)	145,157		(1,905)	245
Income tax payable			(47,012)	(26,534)	715		252	(11,026)	23,075					(55,383)	(3,982)	54,560	(32,506)		(35,415)	(13,836)
Dividend income from equity method investees			38,334
Net cash provided by (used in) operating activities			931,960	486,563	4,298		(1,713)	60,643	(577,569)		54,410	(60,333)		7,708	(42,034)	866,873	1,205,346		(55,961)	(43,145)
Investing Activities:
Purchases of property, plant and equipment			(277,423)	(238,384)				(361)	(133)		(31,912)	(16,484)				(262,701)	(231,968)		17,551	10,201
Proceeds from sale of property, plant and equipment			3,664	8,088					0		147	22				3,477	8,066
Disbursements of loans to related parties			0	0				(45,917)	377,936		82	100		513,595	(798,172)		0		(467,760)	420,136
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,748,179)	(1,122,458)				(1,627,403)	(25,128)		(488)	(3,611)				(1,747,201)	(1,867,825)		1,626,913	774,106
Proceeds from divestitures			228,206														0
Net cash (used in) provided by investing activities			(1,793,732)	(1,352,754)				(1,673,596)	352,675		(32,171)	(19,973)		513,595	(798,172)	(1,778,219)	(2,091,727)		1,176,659	1,204,443
Financing Activities:
Short-term borrowings, net			15,334	115,986				9,306	102,267		(21,944)	80,150		0		27,972	(66,442)
Long-term debt and capital lease obligations, net			1,473,167	1,448,621			1,713	1,943,267	305,359					(521,303)	152,115	(418,270)	1,473,385		467,760	(420,136)
Redemption of Trust Preferred Securities				653,760
Increase (decrease) of accounts receivable securitization program			(82,500)	130,000												(82,500)	130,000
Proceeds from exercise of stock options			22,748	31,741				19,471	26,762							3,277	4,979
Payment of dividends [N]			(271,733)	(280,649)	0			(271,733)	(280,649)							0	22		0	(22)
Capital (decrease) increase			0	0			0							0		1,590,083	28,216		(1,590,083)	(774,106)
Distributions to noncontrolling interests			(79,334)	(61,735)												(79,334)	(61,735)
Contributions from noncontrolling interests			11,763	12,290												11,763	12,290
Net cash (used in) provided by financing activities			1,089,445	742,494	(4,292)		1,713	1,700,311	153,739		(21,944)	80,150		(521,303)	840,206	1,052,991	866,955		(1,122,323)	(1,194,264)
Effect of exchange rate changes on cash and cash equivalents			(7,587)	50,080				1,065	(75,852)		(12)	14				(8,640)	125,896		0	22
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			220,086	(73,617)	6	0	0	88,423	(147,007)	147,177	283	(142)	225			133,005	106,470	342,524		(32,944)	32,944
Cash and cash equivalents at beginning of period			457,292	522,870			1	2			144					457,145
Cash and cash equivalents at end of period	$ 677,378	$ 449,253	$ 677,378	$ 449,253	$ 6		$ 1	$ 88,425	$ 170		$ 427	$ 83				$ 590,150	$ 448,994			$ 0